                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-4646

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST
               (Exact name of registrant as specified in charter)

        50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
              (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 8/31

Date of reporting period: 8/31

Annual Report
and Prospectus
                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
RIVERSOURCE NEW YORK TAX-EXEMPT FUND

ANNUAL REPORT FOR
THE PERIOD ENDED
AUGUST 31, 2008


EACH FUND SEEKS TO PROVIDE SHAREHOLDERS WITH A HIGH
LEVEL OF INCOME GENERALLY EXEMPT FROM FEDERAL INCOME
TAX AS WELL AS FROM THE RESPECTIVE STATE AND LOCAL
INCOME TAX.


This annual report includes a prospectus that
describes in detail the Fund's objective,
investment strategy, risks, sales charges,
fees and other matters of interest. Please
read the prospectus carefully before you
invest or send money.                            (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance........................    2
  RiverSource California Tax-Exempt Fund.....    2
  RiverSource Minnesota Tax-Exempt Fund......    5
  RiverSource New York Tax-Exempt Fund.......    8
Manager Commentary...........................   11
The Fund's Long-term Performance
  RiverSource California Tax-Exempt Fund.....   18
  RiverSource Minnesota Tax-Exempt Fund......   20
  RiverSource New York Tax-Exempt Fund.......   22
Fund Expenses Examples.......................   24
Portfolio of Investments.....................   28
  RiverSource California Tax-Exempt Fund.....   28
  RiverSource Minnesota Tax-Exempt Fund......   36
  RiverSource New York Tax-Exempt Fund.......   46
Financial Statements.........................   53
Notes to Financial Statements................   59
Report of Independent Registered Public
  Accounting Firm............................   84
Federal Income Tax Information...............   86
Board Members and Officers...................   88
Approval of Investment Management Services
  Agreement..................................   91
Proxy Voting.................................   94


RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund are, singularly and collectively, where the context requires, referred to as either "the Fund," "each Fund" or "the Funds."

                     (DALBAR LOGO)

The RiverSource mutual fund shareholder reports have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The
Seal recognizes communications demonstrating a level of excellence in the industry.


--------------------------------------------------------------------------------
                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource California Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource California Tax-Exempt Fund Class A shares rose 2.13% (excluding sales charge) for the 12 months ended Aug. 31, 2008. The Fund underperformed the Lehman Brothers California 2 Plus Year Municipal Bond Index, which advanced 3.88%. The Fund outperformed the Lipper California Municipal Debt Funds Index, representing the Fund's peer group, which gained 1.65% for the same period.

> A broad barometer applicable to each of the Funds, the Lehman Brothers
  Municipal Bond Index, was up 4.48% for the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Aug. 31, 2008)
--------------------------------------------------------------------------------

                                   1 year  3 years  5 years  10 years
---------------------------------------------------------------------
RiverSource California Tax-Exempt
  Fund
  Class A (excluding sales
  charge)                          +2.13%   +2.04%   +3.75%   +3.85%
---------------------------------------------------------------------
Lehman Brothers California 2 Plus
  Year Municipal Bond Index
  (unmanaged)                      +3.88%   +3.08%   +4.79%   +4.96%
---------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index (unmanaged)                +4.48%   +3.27%   +4.43%   +4.87%
---------------------------------------------------------------------
Lipper California Municipal Debt
  Funds Index                      +1.65%   +1.97%   +3.87%   +4.05%
---------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource California Tax-Exempt Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    16.3 years
--------------------------------------
Effective duration(2)        8.3 years
--------------------------------------
Weighted average bond
  rating(3)                         AA
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total  Net Expenses(a)
----------------------------------------
Class A           0.87%       0.80%
----------------------------------------
Class B           1.62%       1.55%
----------------------------------------
Class C           1.62%       1.55%
----------------------------------------


(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.01 of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Funds prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.


--------------------------------------------------------------------------------
                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


RiverSource California Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT AUG. 31, 2008
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/18/86)                   +2.13%   +2.04%   +3.75%   +3.85%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   +1.37%   +1.34%   +3.01%   +3.07%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +1.38%   +1.34%   +3.01%     N/A      +3.71%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                   -2.71%   +0.42%   +2.74%   +3.32%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -3.50%   +0.12%   +2.67%   +3.07%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +0.40%   +1.34%   +3.01%     N/A      +3.71%
---------------------------------------------------------------------------



AT SEPT. 30, 2008
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/18/86)                   -4.58%   +0.41%   +2.06%   +3.14%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -5.50%   -0.36%   +1.29%   +2.35%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -5.48%   -0.35%   +1.29%     N/A      +2.95%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                   -9.05%   -1.20%   +1.08%   +2.61%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                  -10.04%   -1.56%   +0.95%   +2.35%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -6.39%   -0.35%   +1.29%     N/A      +2.95%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Minnesota Tax-Exempt Fund Class A shares gained 3.50% (excluding sales charge) for the 12 months ended Aug. 31, 2008. The Fund underperformed the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, which rose 5.55%, but outperformed the Lipper Minnesota Municipal Debt Funds Index, representing the Fund's peer group, which was up 3.27%, for the same period.

> A broad barometer applicable to each of the Funds, the Lehman Brothers
  Municipal Bond Index, was up 4.48% for the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Aug. 31, 2008)
--------------------------------------------------------------------------------


                                  1 year  3 years  5 years  10 years
--------------------------------------------------------------------
RiverSource Minnesota Tax-Exempt
  Fund
  Class A (excluding sales
  charge)                         +3.50%   +2.40%   +3.49%   +3.83%
--------------------------------------------------------------------
Lehman Brothers Minnesota 3 Plus
  Year Enhanced Municipal Bond
  Index (unmanaged)               +5.55%   +3.57%   +4.55%   +4.93%
--------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index (unmanaged)               +4.48%   +3.27%   +4.43%   +4.87%
--------------------------------------------------------------------
Lipper Minnesota Municipal Debt
  Funds Index                     +3.27%   +2.47%   +3.74%   +4.02%
--------------------------------------------------------------------


(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


RiverSource Minnesota Tax-Exempt Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    13.3 years
--------------------------------------
Effective duration(2)        6.9 years
--------------------------------------
Weighted average bond
  rating(3)                         AA
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total  Net Expenses(a)
----------------------------------------
Class A           0.99%       0.95%
----------------------------------------
Class B           1.75%       1.70%
----------------------------------------
Class C           1.75%       1.70%
----------------------------------------


(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.16% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Funds prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.


--------------------------------------------------------------------------------
6  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource Minnesota Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT AUG. 31, 2008
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/18/86)                   +3.50%   +2.40%   +3.49%   +3.83%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   +2.72%   +1.70%   +2.75%   +3.07%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +2.72%   +1.70%   +2.75%     N/A      +3.77%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                   -1.48%   +0.73%   +2.48%   +3.30%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -2.25%   +0.45%   +2.39%   +3.07%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +1.73%   +1.70%   +2.75%     N/A      +3.77%
---------------------------------------------------------------------------



AT SEPT. 30, 2008
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/18/86)                   -2.64%   +1.11%   +1.96%   +3.24%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -3.38%   +0.35%   +1.19%   +2.47%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -3.38%   +0.34%   +1.19%     N/A      +3.12%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                   -7.27%   -0.50%   +0.95%   +2.71%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -8.05%   -0.89%   +0.84%   +2.47%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -4.31%   +0.34%   +1.19%     N/A      +3.12%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* For classes with less than 10 years performance.


--------------------------------------------------------------------------------
                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  7

YOUR FUND AT A GLANCE ----------------------------------------------------------

RiverSource New York Tax-Exempt Fund

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource New York Tax-Exempt Fund Class A shares advanced 2.59% (excluding sales charge) for the 12 months ended Aug. 31, 2008. The Fund underperformed the Lehman Brothers New York 4 Plus Year Municipal Bond Index, which rose 4.92%. However, the Fund closely tracked the Lipper New York Municipal Debt Funds Index, representing the Fund's peer group, which gained 2.61% for the same period.

> A broad barometer applicable to each of the Funds, the Lehman Brothers
  Municipal Bond Index, was up 4.48% for the same 12-month period.

ANNUALIZED TOTAL RETURNS (for period ended Aug. 31, 2008)
--------------------------------------------------------------------------------


                                  1 year  3 years  5 years  10 years
--------------------------------------------------------------------
RiverSource New York Tax-Exempt
  Fund
  Class A (excluding sales
  charge)                         +2.59%   +2.19%   +3.41%   +3.77%
--------------------------------------------------------------------
Lehman Brothers New York 4 Plus
  Year Municipal Bond Index
  (unmanaged)                     +4.92%   +3.41%   +4.75%   +5.13%
--------------------------------------------------------------------
Lehman Brothers Municipal Bond
  Index (unmanaged)               +4.48%   +3.27%   +4.43%   +4.87%
--------------------------------------------------------------------
Lipper New York Municipal Debt
  Funds Index                     +2.61%   +2.31%   +3.68%   +3.97%
--------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds.

The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in expenses. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
8  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource New York Tax-Exempt Fund

STYLE MATRIX
--------------------------------------------------------------------------------



        DURATION
SHORT    INT.     LONG
                    X     HIGH
                          MEDIUM   QUALITY
                          LOW



Shading within the style matrix indicates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

PORTFOLIO STATISTICS
--------------------------------------------------------------------------------

Weighted average life(1)    15.9 years
--------------------------------------
Effective duration(2)        6.7 years
--------------------------------------
Weighted average bond
  rating(3)                         AA
--------------------------------------




ANNUAL OPERATING EXPENSE RATIO
(as of the current prospectus)
--------------------------------------------------------------------------------

                  Total  Net Expenses(a)
----------------------------------------
Class A           1.12%       0.93%
----------------------------------------
Class B           1.87%       1.68%
----------------------------------------
Class C           1.87%       1.68%
----------------------------------------


(a) The Investment Manager and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding 0.14% of interest and fee expenses related to the Fund's participation in certain inverse floater programs) will not exceed 0.79% for Class A, 1.54% for Class B and 1.54% for Class C. See the Notes to Financial Statements for more information regarding inverse floater program transactions.

(1) WEIGHTED AVERAGE LIFE measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.
(2) EFFECTIVE DURATION measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.
(3) WEIGHTED AVERAGE BOND RATING represents the average credit quality of the underlying bonds in the portfolio.

There are risks associated with an investment in a bond fund, including credit risk, interest rate risk, and prepayment and extension risk. See the Funds prospectus for information on these and other risks associated with the Fund. In general, bond prices rise when interest rates fall and vice versa. This effect is more pronounced for longer-term securities. Non-investment grade securities, commonly called "high-yield" or "junk" bonds, have more volatile prices and carry more risk to principal and income than investment grade securities.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to the federal and/or state alternative minimum tax for certain investors. Federal income tax rules will apply to any capital gains distributions.


--------------------------------------------------------------------------------
                     RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  9

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


RiverSource New York Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT AUG. 31, 2008
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/18/86)                   +2.59%   +2.19%   +3.41%   +3.77%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   +1.83%   +1.42%   +2.63%   +2.99%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +2.04%   +1.42%   +2.63%     N/A      +3.73%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                   -2.36%   +0.53%   +2.40%   +3.24%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -3.09%   +0.19%   +2.29%   +2.99%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   +1.05%   +1.42%   +2.63%     N/A      +3.73%
---------------------------------------------------------------------------



AT SEPT. 30, 2008
                                                                    SINCE
Without sales charge         1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/18/86)                   -4.25%   +0.60%   +1.65%   +3.08%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -4.97%   -0.16%   +0.88%   +2.31%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -4.97%   -0.16%   +0.89%     N/A      +2.98%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  8/18/86)                   -8.62%   -0.99%   +0.68%   +2.56%       N/A
---------------------------------------------------------------------------
Class B (inception
  3/20/95)                   -9.56%   -1.37%   +0.55%   +2.31%       N/A
---------------------------------------------------------------------------
Class C (inception
  6/26/00)                   -5.88%   -0.16%   +0.89%     N/A      +2.98%
---------------------------------------------------------------------------



Class A share performance reflects the maximum sales charge of 4.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second and third years 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase.

* For classes with less than 10 years performance.


--------------------------------------------------------------------------------
10  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

MANAGER COMMENTARY -------------------------------------------------------------


Dear Shareholders,

Each RiverSource State Tax-Exempt Fund underperformed its respective Lehman benchmark index, but outperformed or closely tracked its respective Lipper peer group for the 12 months ended Aug. 31, 2008. All Fund returns reported are for Class A shares, excluding sales charge, for the 12 months ended Aug. 31, 2008. All Lipper categories represent the respective fund's peer group.

  > RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND rose 2.13%. The Fund underperformed the Lehman Brothers California 2 Plus Year Municipal Bond Index, which advanced 3.88%. The Fund outperformed the Lipper California Municipal Debt Funds Index, which gained 1.65% for the same period.

  > RIVERSOURCE MINNESOTA TAX-EXEMPT FUND gained 3.50%. The Fund underperformed the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, which rose 5.55%, but outperformed the Lipper Minnesota Municipal Debt Funds Index, which was up 3.27% for the same period.

  > RIVERSOURCE NEW YORK TAX-EXEMPT FUND advanced 2.59%. The Fund underperformed the Lehman Brothers New York 4 Plus Year Municipal Bond Index, which rose 4.92%. However, the Fund closely tracked the Lipper New York Municipal Debt Funds Index, which gained 2.61% for the same period.

A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, was up 4.48% for the same 12-month period.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------


RiverSource California Tax-Exempt Fund

QUALITY BREAKDOWN (at Aug. 31, 2008; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                  25.2%
------------------------------------------------
AA bonds                                   36.0%
------------------------------------------------
A bonds                                    28.3%
------------------------------------------------
BBB bonds                                   7.6%
------------------------------------------------
Non-investment grade bonds                  2.9%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 5.8% of the bond portfolio assets were determined through internal analysis.

RiverSource Minnesota Tax-Exempt Fund

QUALITY BREAKDOWN (at Aug. 31, 2008; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                  38.3%
------------------------------------------------
AA bonds                                   30.6%
------------------------------------------------
A bonds                                    17.5%
------------------------------------------------
BBB bonds                                   8.3%
------------------------------------------------
Non-investment grade bonds                  5.3%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 7.4% of the bond portfolio assets were determined through internal analysis.

RiverSource New York Tax-Exempt Fund

QUALITY BREAKDOWN (at Aug. 31, 2008; % of bond portfolio assets)
---------------------------------------------------------------------

AAA bonds                                  30.8%
------------------------------------------------
AA bonds                                   47.0%
------------------------------------------------
A bonds                                     5.1%
------------------------------------------------
BBB bonds                                   8.4%
------------------------------------------------
Non-investment grade bonds                  8.7%
------------------------------------------------


Bond ratings apply to the underlying holdings of the Fund and not the Fund itself. Whenever possible, the Standard and Poor's rating is used to determine the credit quality of a security. Standard and Poor's rates the creditworthiness of corporate bonds, with 15 categories, ranging from AAA (highest) to D (lowest). Ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. If Standard and Poor's doesn't rate a security, then Moody's rating is used. RiverSource Investments, LLC, the Fund's investment manager, rates a security using an internal rating system when Moody's doesn't provide a rating. Ratings for 3.1% of the bond portfolio assets were determined through internal analysis.


--------------------------------------------------------------------------------
12  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------




SIGNIFICANT PERFORMANCE FACTORS
The tax-exempt fixed income market produced positive returns but underperformed the taxable fixed income market for the annual period, as credit market turmoil, subprime mortgage market concerns and fears regarding liquidity spilled over into the municipal market. Through February 2008, a flight to quality into Treasuries ensued as investors grew increasingly risk averse. Investors also grew concerned that the main bond insurance companies might be challenged to maintain their AAA ratings. Further, liquidity evaporated, as hedge funds and other leveraged municipal participants were forced to sell assets in an already distressed market to obtain cash for margin calls. Plus, balance sheet pressure for several Wall Street firms caused a lack of support and failure of the auction rate securities market during the period. February 2008 was the worst month in the history of municipal bond market performance, with the ratio of municipal bond yields to Treasury yields across the yield curve, or spectrum of maturities, reaching record high levels.

Then, as new, nontraditional buyers came into the market seeking to take advantage of weakness, demand increased, which calmed unwarranted fears of excess new issue supply. As a result, the ratio of municipal bond yields to Treasury yields was driven back down toward historical averages. The tax-exempt fixed income market rallied significantly from March through May, notably outperforming Treasuries during these months. Indeed, March through May generated the best relative performance for the tax-exempt fixed income market since 1980.

In June, the ratio of municipal bond yields to Treasury yields rose amidst several bond insurance company downgrades, investment bank balance sheet deterioration and heightened inflation pressures. The tax-exempt bond market rallied until mid July, when FSA, a bond insurance company, was put on "negative watch" by Moody's. As the market weakened, more nontraditional buyers returned, serving as the catalyst for positive performance in August. By the end of August, the ratio of 5-year municipal bond yields to Treasury yields had been driven back down to approximately 91%, having reached triple digits just months earlier. Interestingly, only 8% of new municipal bonds issued in August 2008 were insured, compared with 53% in August 2007, indicating the dramatically declining use of insurance within the tax-exempt bond market.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  13

MANAGER COMMENTARY (continued) -------------------------------------------------


For the annual period overall, short-term tax-exempt yields declined, as the Federal Reserve (the Fed) sought to strengthen liquidity and calm market fears by cutting the targeted federal funds rate seven times during the period by a total of 3.25%. Demand from money market funds increased as well. Longer-dated municipal bond yields rose. All told, the slope of the tax-exempt bond yield curve grew steeper over the annual period.

As long-term municipal bond yields rose and short-term municipal bond yields fell during the annual period, each of the RiverSource State Tax-Exempt Funds benefited from our bias toward a steeper yield curve, which we implemented in December 2007. Another contributing factor to each of the three Funds' performance during the period was duration positioning. The Funds maintained a longer duration than their respective Lehman benchmark indexes for most of the annual period, which helped as short-term rates declined. Duration is a measure of a fund's sensitivity to changes in interest rates. Further boosting the three Funds' results relative to their respective peers was having only modest exposure to high yield and non-investment grade municipal bonds, which underperformed during the annual period.

A sizable allocation to pre-refunded* bonds, which are higher quality securities, helped RiverSource California Tax-Exempt Fund. RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund, however, had only modest exposure to pre-refunded bonds, which detracted from returns.

Significant exposure to health care bonds, especially BBB-rated hospital credits, detracted from each of the three RiverSource State Tax-Exempt Funds, as these securities were under pressure during most of the annual period. Among these pressures were potential budget cuts to Medicaid and the challenges of a slowing economy. RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund were hurt by significant exposure to municipal bonds subject to the Alternative Minimum Tax (AMT) and to non-enhanced municipal tobacco bonds because both categories lagged.


--------------------------------------------------------------------------------
14  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


Investments in non-rated special district land development bonds, commonly known as "dirt deals," further detracted from RiverSource California Tax-Exempt Fund's results, as these bonds were impacted by the especially severe housing market slowdown in that state. A sizable allocation to AA-rated prepaid natural gas municipal bonds also hurt this Fund's performance. These bonds, which carry the backing of major investment firms, were impacted by concerns regarding these institutions and their exposure to subprime mortgages. RiverSource New York Tax-Exempt Fund and RiverSource Minnesota Tax-Exempt Fund were both hurt during the annual period by their holdings in single-family housing bonds.

A significant allocation to bonds rated A and BBB across a variety of sectors detracted from all three RiverSource State Tax-Exempt Funds' performance, as spreads, or the difference in yields between these securities and Treasuries, widened over the annual period.

CHANGES TO THE FUNDS' PORTFOLIOS
Overall, we sought to upgrade quality in the Funds' portfolios during the annual period. In implementing this strategy, we increased all three Funds' positions in investment grade essential service revenue bonds, such as public power, water and sewer issues. In RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund, we also increased exposure to higher quality school district general obligation bonds. We feel that both the utilities and education sectors may enable the Funds to potentially pick up incremental yield without taking on significant risk, as they tend to be less economically sensitive.



  We intend to use any near-term weakness in the tax-exempt bond market as a buying opportunity, focusing on high quality issues like education and essential service revenue sector bonds.






--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  15

MANAGER COMMENTARY (continued) -------------------------------------------------


In RiverSource California Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund, we correspondingly reduced exposure to the following: non-enhanced municipal tobacco bonds, transportation municipal bonds, Commonwealth of Puerto Rico municipal bonds and tender option bond programs.** We also reduced RiverSource California Tax-Exempt Fund's allocations to prepaid natural gas municipal bonds and to state general obligation bonds given our view that spreads on these bonds would widen further over the near term. In RiverSource New York Tax-Exempt Fund, we reduced exposure to New York City general obligation bonds due primarily to the ongoing concerns Wall Street faces.

We reduced each of the Funds' duration slightly during the annual period but kept duration longer than each Funds' respective Lehman benchmark index.

OUR FUTURE STRATEGY
At the end of August 2008, we viewed the longer-term prospects for the tax-exempt bond market as attractive. However, for the near term, we believe the tax-exempt bond market may be under pressure, as still-elevated levels of new issue supply, the unwinding of tender option bond programs, the dysfunction of the auction rate securities markets and headlines about bond insurance companies remain ongoing concerns. We intend to use any near-term weakness in the tax-exempt bond market as a buying opportunity, focusing on high quality issues like education and essential service revenue sector bonds.

We expect to maintain a duration that is modestly longer than its respective Lehman benchmark index. We also believe that the tax-exempt yield curve may grow a bit steeper but will basically remain within its current range.

Longer term, we remain quite constructive on the tax-exempt bond market for several reasons. First, we believe federal income taxes will go up regardless of the outcome of the November 2008 presidential election. As a result, we expect the appeal of municipal bond funds to increase. Second, with less reliance on bond insurance companies, we anticipate an enhanced focus on the fundamentals of individual municipal bonds. It remains our ongoing policy to focus on the underlying credit quality and fundamentals of all municipal securities held in the RiverSource State Tax-Exempt Funds, including those covered by bond insurance, as we make investment decisions.


--------------------------------------------------------------------------------
16  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------

Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from respective state and local taxes.

Catherine Stienstra
Portfolio Manager

 *Pre-refunding bonds, also known as advance refunding, is a procedure in which a bond issuer floats a second bond at a lower interest rate, and the proceeds from the sale of the second bond are invested, usually in Treasury securities, which in turn, are held in escrow collateralizing the first bond. Advance refunded bonds no longer represent the credit risk profile of the original borrower, and given the high credit quality of the escrow account they often increase in value -- sometimes significantly.
**Tender option bond programs are programs in which investors effectively earn the fixed rates on long term bonds whose purchase is financed by paying something close to the Securities Industry and Financial Markets Municipal Swap Index rate. This leveraged trade, where investors borrow at low short rates to earn significantly higher returns further out on the yield curve, is referred to as a "carry trade."

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of RiverSource Investments, LLC (RiverSource) or any subadviser to the Fund or any other person in the RiverSource or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and RiverSource disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a RiverSource fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any RiverSource fund.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  17

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RiverSource California Tax-Exempt Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource California Tax-Exempt Fund Class A shares (from 9/1/98 to 8/31/08) as compared to the performance of three widely cited performance indices, the Lehman Brothers California 2 Plus Year Municipal Bond Index, the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Aug. 31, 2008
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $9,729   $10,127   $11,447    $13,899
------------------------------------------------------------------------------------------
        Average annual total return                  -2.71%    +0.42%    +2.74%     +3.32%
------------------------------------------------------------------------------------------
LEHMAN BROTHERS CALIFORNIA 2 PLUS YEAR MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000                 $10,388   $10,953   $12,636    $16,223
------------------------------------------------------------------------------------------
        Average annual total return                  +3.88%    +3.08%    +4.79%     +4.96%
------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000                 $10,448   $11,013   $12,420    $16,093
------------------------------------------------------------------------------------------
        Average annual total return                  +4.48%    +3.27%    +4.43%     +4.87%
------------------------------------------------------------------------------------------
LIPPER CALIFORNIA MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000                 $10,165   $10,603   $12,091    $14,879
------------------------------------------------------------------------------------------
        Average annual total return                  +1.65%    +1.97%    +3.87%     +4.05%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
18  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND LINE GRAPH)

                  RIVERSOURCE CALIFORNIA      LEHMAN BROTHERS
                      TAX-EXEMPT FUND          CALIFORNIA 2
                          CLASS A                PLUS YEAR          LEHMAN BROTHERS     LIPPER CALIFORNIA
                      (INCLUDES SALES         MUNICIPAL BOND        MUNICIPAL BOND        MUNICIPAL DEBT
                          CHARGE)                INDEX(1)              INDEX(2)           FUNDS INDEX(3)
                  ----------------------    ------------------    ------------------    -----------------
 '98                      $ 9,525                 $10,000               $10,000              $10,000
 '99                        9,423                  10,028                10,050                9,911
 '00                       10,084                  10,832                10,730               10,603
 '01                       10,875                  11,910                11,824               11,602
 '02                       11,449                  12,584                12,562               12,117
 '03                       11,564                  12,837                12,956               12,308
 '04                       12,362                  13,906                13,877               13,215
 '05                       13,083                  14,809                14,614               14,033
 '06                       13,428                  15,307                15,057               14,482
 '07                       13,609                  15,617                15,403               14,637
 '08                       13,899                  16,223                16,093               14,879






(1) The Lehman Brothers California 2 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of California investment-grade fixed-rate municipal bonds with maturities of two years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged Index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper California Municipal Debt Funds Index includes the 30 largest municipal debt funds in California tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  19

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RiverSource Minnesota Tax-Exempt Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Minnesota Tax-Exempt Fund Class A shares (from 9/1/98 to 8/31/08) as compared to the performance of three widely cited performance indices, the Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, the Lehman Brothers Municipal Bond Index and the Lipper Minnesota Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Aug. 31, 2008
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $9,852   $10,221   $11,303    $13,868
------------------------------------------------------------------------------------------
        Average annual total return                  -1.48%    +0.73%    +2.48%     +3.30%
------------------------------------------------------------------------------------------
LEHMAN BROTHERS MINNESOTA 3 PLUS YEAR ENHANCED MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000                 $10,555   $11,110   $12,492    $16,184
------------------------------------------------------------------------------------------
        Average annual total return                  +5.55%    +3.57%    +4.55%     +4.93%
------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000                 $10,448   $11,013   $12,420    $16,093
------------------------------------------------------------------------------------------
        Average annual total return                  +4.48%    +3.27%    +4.43%     +4.87%
------------------------------------------------------------------------------------------
LIPPER MINNESOTA MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000                 $10,327   $10,759   $12,015    $14,836
------------------------------------------------------------------------------------------
        Average annual total return                  +3.27%    +2.47%    +3.74%     +4.02%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 7.


--------------------------------------------------------------------------------
20  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE MINNESOTA TAX-EXEMPT FUND LINE GRAPH)


                  RIVERSOURCE MINNESOTA        LEHMAN BROTHERS
                     TAX-EXEMPT FUND            MINNESOTA 3
                         CLASS A                 PLUS YEAR         LEHMAN BROTHERS     LIPPER MINNESOTA
                     (INCLUSDES SALES      ENHANCED MUNICIPALL      MUNICIPAL BOND      MUNICIPAL DEBT
                          CHARGE)              BOND INDEX(1)          INDEX(2)          FUNDS INDEX(3)
                  ---------------------    -------------------    -----------------    ----------------
 '98                     $ 9,525                  $10,000             $10,000               $10,000
 '99                       9,518                   10,022              10,050                 9,965
 '00                       9,944                   10,678              10,730                10,419
 '01                      10,757                   11,753              11,824                11,369
 '02                      11,410                   12,473              12,562                11,973
 '03                      11,683                   12,956              12,956                12,349
 '04                      12,425                   13,848              13,877                13,127
 '05                      12,914                   14,566              14,614                13,790
 '06                      13,232                   15,007              15,057                14,165
 '07                      13,399                   15,333              15,403                14,367
 '08                      13,868                   16,184              16,093                14,836






(1) The Lehman Brothers Minnesota 3 Plus Year Enhanced Municipal Bond Index, an unmanaged index, is a market value-weighted index of Minnesota investment-grade fixed-rate municipal bonds with maturities of three years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper Minnesota Municipal Debt Funds Index includes the 10 largest municipal debt funds in Minnesota tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  21

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

RiverSource New York Tax-Exempt Fund

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource New York Tax-Exempt Fund Class A shares (from 9/1/98 to 8/31/08) as compared to the performance of three widely cited performance indices, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, the Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial institution or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at Aug. 31, 2008
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE NEW YORK TAX-EXEMPT FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                  $9,764   $10,160   $11,259    $13,793
------------------------------------------------------------------------------------------
        Average annual total return                  -2.36%    +0.53%    +2.40%     +3.24%
------------------------------------------------------------------------------------------
LEHMAN BROTHERS NEW YORK 4 PLUS YEAR MUNICIPAL BOND INDEX(1)
        Cumulative value of $10,000                 $10,492   $11,058   $12,612    $16,488
------------------------------------------------------------------------------------------
        Average annual total return                  +4.92%    +3.41%    +4.75%     +5.13%
------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(2)
        Cumulative value of $10,000                 $10,448   $11,013   $12,420    $16,093
------------------------------------------------------------------------------------------
        Average annual total return                  +4.48%    +3.27%    +4.43%     +4.87%
------------------------------------------------------------------------------------------
LIPPER NEW YORK MUNICIPAL DEBT FUNDS INDEX(3)
        Cumulative value of $10,000                 $10,261   $10,709   $11,980    $14,758
------------------------------------------------------------------------------------------
        Average annual total return                  +2.61%    +2.31%    +3.68%     +3.97%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 10.


--------------------------------------------------------------------------------
22  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE NEW YORK TAX-EXEMPT FUND LINE GRAPH)


                   RIVERSOURCE NEW    LEHMAN BROTHERS
                   YORK TAX-EXEMPT        NEW YORK                                LIPPER NEW
                      FUND CLASS           4 PLUS         LEHMAN BROTHERS       YORK MUNICIPAL
                     A (INCLUDES       YEAR MUNICIPAL      MUNICIPAL BOND         DEBT FUNDS
                    SALES CHARGE)      BOND INDEX(1)          INDEX(2)             INDEX(3)
                   ---------------    ---------------    -----------------    -----------------
 '98                   $ 9,525             $10,000             $10,000              $10,000
 '99                     9,444              10,005              10,050                9,840
 '00                     9,905              10,722              10,730               10,369
 '01                    10,802              11,919              11,824               11,463
 '02                    11,457              12,647              12,562               12,032
 '03                    11,665              13,076              12,956               12,317
 '04                    12,378              14,088              13,877               13,107
 '05                    12,927              14,908              14,614               13,783
 '06                    13,242              15,375              15,057               14,181
 '07                    13,445              15,714              15,403               14,383
 '08                    13,793              16,488              16,093               14,758




(1) The Lehman Brothers New York 4 Plus Year Municipal Bond Index, an unmanaged index, is a market value-weighted index of New York investment-grade fixed-rate municipal bonds with maturities of four years or more.
(2) The Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The Lehman Brothers indices reflect reinvestment of all distributions and changes in market prices.
(3) The Lipper New York Municipal Debt Funds Index includes the 30 largest municipal debt funds in New York tracked by Lipper Inc. The Lipper index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  23

FUND EXPENSES EXAMPLES  --------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the cumulative expenses charged by the acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Aug. 31, 2008.

ACTUAL EXPENSES
The first line of each table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare each 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
24  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource California Tax-Exempt Fund


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                MARCH 1, 2008  AUG. 31, 2008  THE PERIOD(A)  EXPENSE RATIO(B)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,050.50        $4.14             .81%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.89        $4.08             .81%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,046.50        $7.96            1.56%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.15        $7.85            1.56%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,046.40        $7.96            1.56%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.15        $7.85            1.56%
---------------------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Aug. 31, 2008: +5.05% for Class A, +4.65% for Class B and +4.64% for Class C.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  25

FUND EXPENSES EXAMPLES (continued) ---------------------------------------------


RiverSource Minnesota Tax-Exempt Fund


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                MARCH 1, 2008  AUG. 31, 2008  THE PERIOD(A)  EXPENSE RATIO(B)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,051.50        $4.71             .92%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.34        $4.63             .92%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,049.60        $8.53            1.67%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.60        $8.40            1.67%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,049.60        $8.53            1.67%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.60        $8.40            1.67%
---------------------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Aug. 31, 2008: +5.15% for Class A, +4.96% for Class B and +4.96% for Class C.


--------------------------------------------------------------------------------
26  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


RiverSource New York Tax-Exempt Fund


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING      ANNUALIZED
                                MARCH 1, 2008  AUG. 31, 2008  THE PERIOD(A)  EXPENSE RATIO(B)
---------------------------------------------------------------------------------------------
Class A
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,050.70        $4.45             .87%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.59        $4.38             .87%
---------------------------------------------------------------------------------------------

Class B
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,046.80        $8.27            1.62%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.85        $8.15            1.62%
---------------------------------------------------------------------------------------------

Class C
---------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,046.80        $8.27            1.62%
---------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,016.85        $8.15            1.62%
---------------------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized expense ratio as indicated above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
(b) Annualized expense ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income. The ratios excluding interest and fee expense were 0.79% for Class A, 1.54% for Class B and 1.54% for Class C.
(c) Based on the actual return for the six months ended Aug. 31, 2008: +5.07% for Class A, +4.68% for Class B and +4.68% for Class C.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource California Tax-Exempt Fund
AUG. 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (93.3%)
NAME OF
ISSUER AND
TITLE OF            COUPON           PRINCIPAL
ISSUE(c,d)           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (0.6%)
Los Angeles Harbor Department
 Revenue Bonds
 Series 1988 Escrowed to Maturity
 10-01-18            7.60%             $830,000            $1,008,002
---------------------------------------------------------------------

CERTIFICATE OF PARTICIPATION (0.9%)
County of Riverside
 Certificate of Participation
 Series 1998 (MBIA)
 12-01-21            5.00             1,530,000             1,550,640
---------------------------------------------------------------------

COLLEGE (9.4%)
California Educational Facilities Authority
 Prerefunded Revenue Bonds
 University of Southern California
 Series 2003A
 10-01-33            5.00             2,000,000             2,200,860
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37            4.75             2,000,000             1,947,620
California Municipal Finance Authority
 Revenue Bonds
 Biola University
 Series 2008
 10-01-28            5.80             4,000,000             3,995,040
California Municipal Finance Authority
 Revenue Bonds
 Loma Linda University
 Series 2007
 04-01-32            4.75             2,300,000             2,172,097
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004B
 Zero Coupon
 Series 2006 (AMBAC)
 08-01-19            4.75             1,000,000(g)            597,190
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
 08-01-27            5.00             2,500,000             2,568,725
Merced Community College District
 Refunding Revenue Bonds
 School Facilities Financing Authority
 Series 2006 (MBIA)
 08-01-21            5.00               700,000               737,499
San Mateo County Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2002A (FGIC)
 09-01-18            5.38             1,000,000             1,065,280
University of California Regents Medical Center
 Revenue Bonds
 Series 2008D
 05-15-27            5.00             1,500,000             1,531,755
                                                          -----------
Total                                                      16,816,066
---------------------------------------------------------------------

COMBINED UTILITY (1.3%)
California Pollution Control Financing Authority
 Refunding Revenue Bonds
 Pacific Gas
 Series 2004D (FGIC) A.M.T.
 12-01-23            4.75             1,000,000               863,510


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
28  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource California Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF            COUPON           PRINCIPAL
ISSUE(c,d)           RATE              AMOUNT                VALUE(a)
COMBINED UTILITY (CONT.)
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
 11-01-23            5.13%           $1,500,000            $1,290,435
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
 02-15-23            5.00               225,000               205,682
                                                          -----------
Total                                                       2,359,627
---------------------------------------------------------------------

COUNTY (0.5%)
California Statewide Communities Development Authority
 Revenue Bonds
 Thomas Jefferson School of Law
 Series 2008A
 10-01-38            7.25             1,000,000               969,050
---------------------------------------------------------------------

ELECTRIC (3.6%)
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22            5.00             2,000,000             2,087,180
Southern California Public Power Authority
 Revenue Bonds
 Project #1
 Series 2007A
 11-01-33            5.00             1,000,000               924,530
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29            5.00             2,500,000             2,499,825
 01-01-34            5.00             1,000,000               984,400
                                                          -----------
Total                                                       6,495,935
---------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (14.4%)
Abag Finance Authority for Nonprofit Corporations
 Refunding Revenue Bonds
 Children's Hospital & Research Center
 Series 2007A
 12-01-37            5.00             1,000,000               920,790
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20            6.13             2,500,000             2,569,150
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-18            5.00             1,500,000             1,540,065
 11-15-34            5.00             1,525,000             1,452,181
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23            5.25             3,500,000             3,487,260
California Health Facilities Financing Authority
 Revenue Bonds
 Scripps Health
 Series 2008A
 10-01-22            5.00             3,250,000             3,234,595
California Health Facilities Financing Authority
 Revenue Bonds
 Sutter Health
 Series 2008A
 08-15-30            5.00             2,500,000             2,431,750
California Statewide Communities Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2008B
 07-01-30            5.50             1,975,000             1,962,419
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45            5.25             1,000,000               968,450
Sierra View Local Healthcare District
 Revenue Bonds
 Series 2007
 07-01-37            5.25             2,000,000             1,838,800


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  29

RiverSource California Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF            COUPON           PRINCIPAL
ISSUE(c,d)           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
Tulare Local Healthcare District
 Refunding Revenue Bonds
 Series 2007
 11-01-32            5.20%           $2,180,000            $1,944,015
Turlock
 Certificate of Participation
 Emanuel Medical Center
 Series 2007A
 10-15-31            5.13             3,930,000             3,432,580
                                                          -----------
Total                                                      25,782,055
---------------------------------------------------------------------

HOUSING -- OTHER (0.8%)
California Statewide Communities Development Authority
 Revenue Bonds
 CHF- Irvine LLC -- UCI East Campus
 Series 2008
 05-15-32            5.75             1,500,000             1,478,850
---------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (3.7%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30            5.75             1,820,000             1,848,137
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42            5.50               935,000               949,988
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 02-01-17            4.35             1,555,000             1,483,579
 08-01-17            4.35             2,470,000             2,347,784
Stockton
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
 02-01-23            7.50                25,000                25,452
                                                          -----------
Total                                                       6,654,940
---------------------------------------------------------------------

LEASE (5.1%)
Eastern Municipal Water District
 Certificate of Participation
 Series 2008H
 07-01-33            5.00             1,000,000               992,900
Golden State Tobacco Securitization Corporation
 Enhanced Asset-backed Revenue Bonds
 Series 2005A
 06-01-45            5.00             2,000,000             1,793,760
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33            6.25             2,325,000             2,533,599
Los Angeles Municipal Improvement
 Revenue Bonds
 Series 2008B
 09-01-38            5.00             4,000,000             3,879,120
                                                          -----------
Total                                                       9,199,379
---------------------------------------------------------------------

MISCELLANEOUS REVENUE (5.2%)
California County Tobacco Securitization Agency
 Asset-backed Revenue Bonds
 Alameda County
 Series 2002
 06-01-29            5.75               785,000               727,342
 06-01-42            6.00               240,000               214,258
California Infrastructure & Economic Development Bank
 Revenue Bonds
 Series 2008W
 02-01-33            5.25             2,000,000             1,997,179
Golden State Tobacco Securitization Corporation
 Prerefunded Enhanced Asset-backed Revenue Bonds
 Series 2003B (FSA)
 06-01-43            5.00               110,000               118,715
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39            6.75             1,510,000             1,745,364
 06-01-40            6.63               750,000               862,793


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
30  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource California Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF            COUPON           PRINCIPAL
ISSUE(c,d)           RATE              AMOUNT                VALUE(a)
MISCELLANEOUS REVENUE (CONT.)
Los Angeles County Public Works Financing Authority
 Refunding Revenue Bonds
 Master Project
 Series 2005A (MBIA)
 12-01-26            5.00%           $2,000,000            $1,983,299
Oakley Redevelopment Agency
 Revenue Bonds
 Oakley Redevelopment Project Area
 Series 2008A (AMBAC)
 09-01-38            5.00             1,750,000             1,671,548
                                                          -----------
Total                                                       9,320,498
---------------------------------------------------------------------

PORT DISTRICT (0.6%)
Port of Oakland
 Revenue Bonds
 Series 2000K (FGIC) A.M.T.
 11-01-18            5.63             1,000,000             1,005,660
---------------------------------------------------------------------

SCHOOL (18.0%)
Alhambra City Elementary School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FSA)
 09-01-22            5.95             1,055,000(g)            534,822
Anaheim Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2002A (FSA)
 08-01-16            5.38             1,550,000             1,717,803
Centinela Valley Union High School District
 Unlimited General Obligation Bonds
 Series 2002A (MBIA)
 08-01-31            5.25             2,000,000             1,978,880
Encinitas Union School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1996 (MBIA)
 08-01-15            5.85             2,500,000(g)          1,879,375
Fontana Unified School District
 Unlimited General Obligation Bonds
 Convertible Capital Appreciation
 Series 1997D (FGIC)
 05-01-22            5.75             2,000,000             2,072,700
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30            4.75             5,000,000             5,007,649
Grant Joint Union High School District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2008 (FSA)
 08-01-25            5.00             1,000,000             1,039,630
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35            5.13             1,000,000               854,150
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2007B (AMBAC)
 07-01-22            5.00             1,395,000             1,455,669
Menifee Union School District
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008A
 08-01-33            5.50             3,125,000             3,155,781
Oxnard School District
 Unlimited General Obligation Refunding Bonds
 Series 2001A (MBIA)
 08-01-30            5.75             2,575,000             2,720,797
San Juan Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999 (FSA)
 08-01-21            5.68               820,000(g)            440,332
 08-01-24            5.70             1,810,000(g)            813,034


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  31

RiverSource California Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF            COUPON           PRINCIPAL
ISSUE(c,d)           RATE              AMOUNT                VALUE(a)
SCHOOL (CONT.)
Santa Maria Joint Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 2000
 Series 2003B (FSA)
 08-01-27            5.00%           $3,000,000            $3,357,930
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
 08-01-23            5.00             1,500,000             1,582,665
Western Placer Unified School District
 Certificate of Participation
 Series 2008 (Assured Guaranty)
 08-01-32            4.75             1,000,000               940,070
Whittier Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 1999
 Series 2003D (FSA)
 08-01-28            5.00             2,615,000             2,868,341
                                                          -----------
Total                                                      32,419,628
---------------------------------------------------------------------

SPECIAL DISTRICT -- ASSESSMENT (0.5%)
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
 09-01-27            5.00             1,110,000               938,361
---------------------------------------------------------------------

SPECIAL DISTRICT -- OTHER (1.6%)
Puerto Rico Highway & Transportation Authority
 Prerefunded Revenue Bonds
 Series 2004J
 07-01-43            5.13             2,500,000(b)          2,795,275
---------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (4.7%)
Anaheim Community Facilities District
 Special Tax Bonds
 Stadium Lofts
 Series 2007
 09-01-37            5.00             1,000,000               816,430
Beaumont Financing Authority
 Prerefunded Revenue Bonds
 Series 2000A
 09-01-32            7.38             1,955,000             2,188,857
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
 09-01-37            5.00             1,000,000               856,040
Pittsburg Redevelopment Agency
 Tax Allocation Bonds
 Los Medanos Community Development Project
 Zero Coupon
 Series 1999 (AMBAC)
 08-01-24            6.05             2,100,000(g)            878,346
Rancho Cucamonga Redevelopment Agency
 Tax Allocation Bonds
 Housing Set Aside
 Series 2007A (MBIA)
 09-01-34            5.00             2,200,000             2,140,710
San Francisco Bay Area Transit Financing Authority
 Prerefunded Revenue Bonds
 Series 2001 (AMBAC)
 07-01-36            5.13             1,475,000             1,592,631
                                                          -----------
Total                                                       8,473,014
---------------------------------------------------------------------

SPECIAL DISTRICT -- TAX ALLOCATION (0.6%)
Inglewood Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Redevelopment Project
 Series 1998A (AMBAC)
 05-01-23            5.25             1,100,000             1,164,911
---------------------------------------------------------------------

STATE (14.6%)
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
 05-01-19            5.63               250,000               267,488
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29            5.30             1,998,000             2,247,550


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
32  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource California Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF            COUPON           PRINCIPAL
ISSUE(c,d)           RATE              AMOUNT                VALUE(a)
STATE (CONT.)
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
 02-01-33            5.00%           $2,500,000            $2,756,450
State of California
 Unlimited General Obligation Bonds
 Series 2002
 02-01-15            6.00             1,000,000             1,141,600
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21            5.25             2,500,000             2,584,100
 02-01-29            5.25             2,500,000             2,529,350
State of California
 Unlimited General Obligation Bonds
 Series 2008B
 07-01-23            5.00             1,000,000             1,068,640
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-22            5.00             2,000,000             2,036,320
 11-01-23            5.13             2,500,000             2,549,275
 11-01-24            5.13             2,000,000             2,034,820
 11-01-29            5.25               500,000               506,735
State of California
 Unlimited General Obligation Bonds
 Veterans
 Series 2000BJ A.M.T.
 12-01-12            4.95             2,250,000             2,333,745
 12-01-13            5.05             1,435,000             1,484,134
 12-01-14            5.15             2,535,000             2,611,456
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29            5.30                 2,000                 2,035
                                                          -----------
Total                                                      26,153,698
---------------------------------------------------------------------

WATER & SEWER (7.2%)
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA)
 02-01-33            4.75             3,500,000             3,401,300
California State Department of Water Resources
 Revenue Bonds
 Central Valley Project
 Series 2008AE
 12-01-29            5.00             2,500,000             2,587,675
Eastern Municipal Water District
 Special Tax Bonds
 District #2004-27 Cottonwood
 Series 2006
 09-01-27            5.00               200,000               178,336
 09-01-36            5.00               500,000               420,150
Fresno
 Revenue Bonds
 Series 2008A (Assured Guaranty)
 09-01-33            5.00             2,500,000             2,519,575
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28            5.00             2,000,000             1,974,760
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
 05-01-32            4.75             2,000,000             1,925,560
                                                          -----------
Total                                                      13,007,356
---------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $167,442,341)                                     $167,592,945
---------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  33

RiverSource California Tax-Exempt Fund


MUNICIPAL BONDS HELD IN TRUST
 (2.5%)(f)
NAME OF ISSUER
AND TITLE OF        COUPON           PRINCIPAL
ISSUE(c,d)           RATE              AMOUNT                VALUE(a)
WATER & SEWER
Austin Trust Various States
 Certificate of Participation
 Series 2008 (FSA)
 05-01-33            5.00%           $4,500,000            $4,558,275
---------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $4,585,869)                                         $4,558,275
---------------------------------------------------------------------


MUNICIPAL NOTES (1.2%)
                                       AMOUNT
                   EFFECTIVE         PAYABLE AT
ISSUE(c,d,e)         YIELD            MATURITY               VALUE(a)
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3 (Bank of New York)
 05-01-22            2.10%           $1,100,000            $1,100,000
Irvine
 Revenue Bonds
 Assessment District No 97-16 V.R.D.N.
 Series 1997 (State Street B&T)
 09-02-22            2.25               530,000               530,000
Irvine
 Special Assessment Bonds
 Assessment District No 94-13 V.R.D.N.
 Series 1997 (State Street B&T)
 09-02-22            2.25               500,000               500,000
---------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $2,130,000)                                         $2,130,000
---------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $174,158,210)(h)                                  $174,281,220
=====================================================================



NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.6% of net assets at Aug. 31, 2008.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance




--------------------------------------------------------------------------------
34  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource California Tax-Exempt Fund

(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax - At Aug. 31, 2008, the
             value of securities subject to alternative
             minimum tax represented 9.0% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note


(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(f)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) At Aug. 31, 2008, the cost of securities for federal income tax purposes was $ 174,916,647 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $3,464,538
     Unrealized depreciation                          (4,099,965)
     -----------------------------------------------------------
     Net unrealized depreciation                       $(635,427)
     -----------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  35

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund
AUG. 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (94.2%)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(c,d)          RATE              AMOUNT                 VALUE(a)
AIRPORT (3.1%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Sub Series 2001C (FGIC)
 01-01-18           5.50%           $2,000,000             $2,147,700
 01-01-32           5.25             7,000,000              7,477,260
                                                          -----------
Total                                                       9,624,960
---------------------------------------------------------------------

CITY (1.0%)
City of Minneapolis
 Prerefunded Unlimited General Obligation Bonds
 Various Purpose
 Series 2001 Escrowed to Maturity
 12-01-11           5.00               145,000                156,087
City of Minneapolis
 Unrefunded Unlimited General Obligation Bonds
 Various Purpose
 Series 2001
 12-01-11           5.00             2,890,000              3,115,651
                                                          -----------
Total                                                       3,271,738
---------------------------------------------------------------------

COLLEGE (3.2%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Macalester College
 6th Series 2004B
 03-01-17           5.00             2,395,000              2,549,286
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Benedict College
 Series 2008V
 03-01-18           5.00               500,000                523,890
 03-01-23           4.75               800,000                788,456
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
 10-01-22           5.00             3,000,000              3,075,420
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008U
 10-01-28           4.75             1,000,000                983,430
 10-01-33           4.75               825,000                782,562
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2006I
 04-01-13           5.00             1,115,000              1,187,497
                                                          -----------
Total                                                       9,890,541
---------------------------------------------------------------------

COUNTY (4.7%)
Anoka County Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Housing Development
 Series 2004 (AMBAC)
 02-01-34           5.00             1,355,000              1,354,946
County of Ramsey
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2007A
 02-01-20           5.00             1,000,000              1,079,060
 02-01-21           5.00             1,035,000              1,107,978
 02-01-22           5.00             1,080,000              1,149,498
 02-01-23           5.00             1,125,000              1,192,219
 02-01-24           5.00             1,170,000              1,235,450
 02-01-25           5.00             1,215,000              1,278,350


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
36  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(c,d)          RATE              AMOUNT                 VALUE(a)
COUNTY (CONT.)
County of Ramsey
 Unlimited General Obligation Refunding Bonds
 Capital Improvement Plan
 Series 2002B
 02-01-14           5.25%           $3,840,000             $4,069,593
Hennepin County
 Unlimited General Obligation Bonds
 Series 2003
 12-01-23           4.75             2,000,000              2,031,200
                                                          -----------
Total                                                      14,498,294
---------------------------------------------------------------------

ELECTRIC (16.4%)
City of Chaska
 Refunding Revenue Bonds
 Generating Facilities
 Series 2005A
 10-01-20           5.25             1,165,000              1,216,190
 10-01-30           5.00             3,800,000              3,749,802
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
 10-01-29           5.13             3,500,000              3,504,375
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2005
 10-01-30           5.00             2,000,000              1,963,180
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2007
 10-01-32           4.75             3,000,000              2,776,830
Northern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1998B (AMBAC)
 01-01-20           4.75             5,000,000              5,024,150
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-26           5.00             2,500,000              2,512,800
Northern Municipal Power Agency
 Revenue Bonds
 Series 2008A
 01-01-21           5.00             2,500,000              2,607,875
Puerto Rico Electric Power Authority
 Prerefunded Revenue Bonds
 Series 2003NN (MBIA)
 07-01-32           5.00             2,820,000(b)           3,102,846
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
 01-01-19           6.67            17,000,000(f)          10,817,950
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2002A (AMBAC)
 01-01-17           5.25             6,000,000              6,535,920
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2003A (MBIA)
 01-01-26           5.00             7,250,000              7,316,990
                                                          -----------
Total                                                      51,128,908
---------------------------------------------------------------------

HEALTH CARE -- HOSPITAL (17.8%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30           5.00             2,000,000              1,950,760
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-20           5.00             1,000,000                987,750
 05-01-21           5.00             1,500,000              1,469,580
 05-01-37           5.25             4,715,000              4,391,551


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  37

RiverSource Minnesota Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(c,d)          RATE              AMOUNT                 VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2002B (MBIA)
 05-15-14           5.50%           $2,050,000             $2,193,459
 05-15-15           5.50             2,160,000              2,299,082
 05-15-16           5.50             2,200,000              2,330,680
City of Winona
 Refunding Revenue Bonds
 Winona Health Obligation Group
 Series 2007
 07-01-31           5.15             2,000,000              1,811,820
County of Chippewa
 Revenue Bonds
 Montevideo Hospital Project
 Series 2007
 03-01-20           5.38             1,940,000              1,888,920
 03-01-21           5.38             1,045,000              1,008,582
County of Meeker
 Revenue Bonds
 Memorial Hospital Project
 Series 2007
 11-01-27           5.75             1,000,000                963,390
 11-01-37           5.75             2,250,000              2,071,485
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (MBIA)
 02-15-16           4.75               245,000                256,831
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Health Care System
 Series 2000A
 11-15-22           6.38             4,845,000              5,315,789
 11-15-29           6.38             2,910,000              3,192,765
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (MBIA)
 02-15-16           4.75               755,000                766,770
Northfield
 Revenue Bonds
 Series 2006
 11-01-31           5.38             1,500,000              1,373,175
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25           5.10             3,300,000              3,105,696
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-26           5.63             6,145,000              6,179,043
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA)
 11-15-22           5.00             3,000,000              3,037,350
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25           6.00             1,250,000              1,236,650
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23           5.25             1,000,000                962,820
 05-15-26           5.25             1,000,000                946,190
 05-15-36           5.25             3,500,000              3,112,725


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
38  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(c,d)          RATE              AMOUNT                 VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34           5.00%           $2,500,000             $2,394,125
                                                          -----------
Total                                                      55,246,988
---------------------------------------------------------------------

HEALTH CARE -- LIFE CARE CENTER (0.5%)
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-25           5.00             1,750,000              1,683,010
---------------------------------------------------------------------

HEALTH CARE -- NURSING HOME (3.5%)
Annandale Economic Development Authority
 Revenue Bonds
 Annandale Care Center Project
 Series 2007A
 11-01-37           5.90             3,385,000              3,071,549
City of North Oaks
 Revenue Bonds
 Presbyterian Homes
 Series 2007
 10-01-27           6.00             1,250,000              1,186,038
 10-01-33           6.00             1,500,000              1,397,205
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-19           5.00             2,505,000              2,500,691
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
 11-01-17           7.13             1,335,000              1,296,018
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
 11-01-24           7.00             1,595,000              1,529,382
                                                          -----------
Total                                                      10,980,883
---------------------------------------------------------------------

HEALTH CARE -- OTHER (1.2%)
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2003
 12-01-12           5.25             1,000,000              1,035,730
 12-01-15           5.13             1,500,000              1,518,120
 12-01-16           5.25             1,250,000              1,260,163
                                                          -----------
Total                                                       3,814,013
---------------------------------------------------------------------

HOUSING -- MULTI-FAMILY (2.6%)
Austin Housing & Redevelopment Authority
 Revenue Bonds
 Courtyard Residence Project
 Series 2000A
 01-01-32           7.25             2,000,000              2,028,260
City of Rochester
 Refunding Revenue Bonds
 Madonna Towers Incorporated Project
 Series 2007A
 11-01-28           5.88             1,000,000                939,810
Duluth Housing & Redevelopment Authority
 Revenue Bonds
 Benedictine Health Center Project
 Series 2007
 11-01-33           5.88               750,000                684,885
Plymouth Housing & Redevelopment Authority
 Unlimited General Obligation Bonds
 Governmental Housing Project
 Series 2005
 02-01-35           5.00             2,135,000              2,125,606


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  39

RiverSource Minnesota Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(c,d)          RATE              AMOUNT                 VALUE(a)
HOUSING -- MULTI-FAMILY (CONT.)
Steele County
 Revenue Bonds
 Elderly Housing Project
 Series 2000
 06-01-30           6.88%           $2,205,000             $2,364,289
                                                          -----------
Total                                                       8,142,850
---------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (6.2%)
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27           5.45             2,151,184              2,238,264
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Single Family Housing
 Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
 12-01-37           4.70                91,737                 81,195
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
 07-01-26           4.75             1,905,000              1,694,078
 07-01-31           4.85             2,570,000              2,210,586
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006I A.M.T.
 07-01-26           5.05             3,520,000              3,254,486
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006M A.M.T.
 01-01-37           5.75             2,920,000              2,987,131
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007D A.M.T.
 01-01-38           5.50             3,935,000              3,990,365
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007I A.M.T.
 07-01-22           4.65             2,330,000              2,119,461
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1996J A.M.T.
 07-01-21           5.60                50,000                 50,020
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1997K A.M.T.
 01-01-26           5.75               765,000                765,306
                                                          -----------
Total                                                      19,390,892
---------------------------------------------------------------------

LEASE (3.4%)
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
 12-01-23           5.00             5,000,000              5,194,900
 12-01-27           5.13             5,350,000              5,451,918
                                                          -----------
Total                                                      10,646,818
---------------------------------------------------------------------

MISCELLANEOUS REVENUE (3.2%)
City of Minneapolis
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2007-2A A.M.T.
 06-01-22           5.13             1,035,000                986,283
 06-01-28           5.00             1,500,000              1,343,580
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1996-1
 06-01-11           6.00               855,000                861,413


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
40  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(c,d)          RATE              AMOUNT                 VALUE(a)
MISCELLANEOUS REVENUE (CONT.)
Minneapolis Community Development Agency
 Prerefunded Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2001-2A A.M.T.
 06-01-19           5.88%           $1,000,000             $1,075,440
St. Cloud Housing & Redevelopment Authority
 Revenue Bonds
 State University Foundation Project
 Series 2002
 05-01-18           5.13             3,000,000              3,129,659
St. Paul Port Authority
 Tax Allocation River Bend Project Lot 1
 Series 2007-5
 02-01-32           6.38             2,685,000              2,488,565
                                                          -----------
Total                                                       9,884,940
---------------------------------------------------------------------

SALES OR USE TAX (2.9%)
Hennepin County
 Revenue Bonds
 2nd Lien Ballpark Project
 Series 2008B
 12-15-27           4.75             4,205,000              4,226,697
 12-15-29           5.00             1,825,000              1,872,633
Hennepin County
 Revenue Bonds
 Sales Tax
 Series 2007
 12-15-33           4.75             3,000,000              2,982,300
                                                          -----------
Total                                                       9,081,630
---------------------------------------------------------------------

SCHOOL (15.7%)
Anoka-Hennepin Independent School District #11
 Unlimited General Obligation Bonds
 Series 2001A
 (School District Credit Enhancement Program)
 02-01-13           5.00             4,175,000              4,442,993
 02-01-15           5.00             1,990,000              2,117,738
 02-01-16           5.00             2,000,000              2,128,380
Bloomington Independent School District #271
 Unlimited General Obligation Bonds
 Series 2001A (FSA)
 (School District Credit Enhancement Program)
 02-01-24           5.13             4,000,000              4,271,160
City of Maple Grove
 Revenue Bonds
 North Memorial Health Care
 Series 2005
 09-01-35           5.00             2,500,000              2,279,475
Duluth Independent School District #709 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
 02-01-26           4.75             4,000,000              4,032,600
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-23           4.50             3,000,000              3,026,250
 02-01-24           4.50             3,400,000              3,420,196
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 02-01-16           5.00             3,000,000              3,225,180
Farmington Independent School District #192
 Unlimited General Obligation Bonds
 School Building
 Series 2005B (FSA)
 (School District Credit Enhancement Program)
 02-01-21           5.00             3,615,000              3,774,928
Lake Superior Independent School District #381
 Prerefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13           5.00                65,000                 71,087


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  41

RiverSource Minnesota Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(c,d)          RATE              AMOUNT                 VALUE(a)
SCHOOL (CONT.)
Lake Superior Independent School District #381
 Unrefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13           5.00%           $1,730,000             $1,890,838
Marshall Independent School District #413
 Unlimited General Obligation Bonds
 Series 2003A (FSA)
 (School District Credit Enhancement Program)
 02-01-19           4.13             1,560,000              1,579,781
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
 02-01-14           5.75             1,100,000              1,168,365
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 02-01-15           5.25             3,585,000              3,824,944
St. Paul Housing & Redevelopment Authority
 Prerefunded Revenue Bonds
 Community of Peace Academy Project
 Series 2001A
 12-01-30           7.88             2,390,000              2,714,801
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24           5.00             2,000,000              2,011,520
White Bear Lake Independent School District #624
 Unlimited General Obligation Refunding Bonds
 Series 2002B (FGIC)
 (School District Credit Enhancement Program)
 02-01-13           5.00             1,405,000              1,499,065
 02-01-14           5.00             1,480,000              1,561,977
                                                          -----------
Total                                                      49,041,278
---------------------------------------------------------------------

SPECIAL DISTRICT -- SPECIAL TAX (0.1%)
Lakeville
 Revenue Bonds
 Series 2007
 02-01-22           5.00               175,000                165,492
 02-01-27           5.00               225,000                203,340
                                                          -----------
Total                                                         368,832
---------------------------------------------------------------------

SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (0.1%)
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1997-7A
 06-01-12           5.50               210,000                211,132
---------------------------------------------------------------------

STATE (3.9%)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
 07-01-27           5.25               860,000(b)             976,865
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
 07-01-16           5.50             1,500,000(b)           1,650,030
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2002
 11-01-15           5.25             3,575,000              3,886,633
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2008A
 06-01-18           5.00             5,000,000              5,549,150
                                                          -----------
Total                                                      12,062,678
---------------------------------------------------------------------

TOLL ROAD (0.6%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13           6.25             1,650,000(b)           1,808,334
---------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
42  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource Minnesota Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(c,d)          RATE              AMOUNT                 VALUE(a)

WATER & SEWER (4.1%)
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2002B
 03-01-13           5.25%           $2,500,000             $2,759,125
 03-01-14           5.25             2,500,000              2,784,450
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2005C
 03-01-25           5.00             7,000,000              7,259,420
                                                          -----------
Total                                                      12,802,995
---------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $291,618,223)                                     $293,581,714
---------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST
(8.7%)(g)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(c,d)          RATE              AMOUNT                 VALUE(a)
COLLEGE (3.1%)
University of Minnesota
 Revenue Bonds
 Series 2002
 07-01-21           5.50%           $8,500,000             $9,585,531
---------------------------------------------------------------------

HOUSING -- SINGLE FAMILY (0.9%)
Minnesota Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
 07-01-33           5.65             2,795,000              2,656,150
---------------------------------------------------------------------

SCHOOL (4.7%)
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002 (FSA)
 (School District Credit Enhancement Program)
 02-01-18           5.25             3,600,000              3,907,080
 02-01-19           5.25             3,450,000              3,744,285
 02-01-20           5.25             2,850,000              3,093,105
 02-01-21           5.25             3,865,000              4,193,832
                                                          -----------
Total                                                      14,938,302
---------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $25,775,720)                                       $27,179,983
---------------------------------------------------------------------



MUNICIPAL NOTES (1.3%)
                                      AMOUNT
                  EFFECTIVE         PAYABLE AT
ISSUE(c,d,e)        YIELD            MATURITY                VALUE(a)
Arden Hills
 Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999B (U.S. Bank)
 09-01-29           2.48%             $222,000               $222,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M1 (Harris)
 10-01-32           2.45             3,500,000              3,500,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
 10-01-20           2.45               400,000                400,000
---------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $4,122,000)                                         $4,122,000
---------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $321,515,943)(h)                                  $324,883,697
=====================================================================







                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  43

RiverSource Minnesota Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.4% of net assets at Aug. 31, 2008.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    -- ACA Financial Guaranty Corporation
AMBAC  -- Ambac Assurance Corporation
BIG    -- Bond Investors Guarantee
CGIC   -- Capital Guaranty Insurance Company
CIFG   -- IXIS Financial Guaranty
FGIC   -- Financial Guaranty Insurance Company
FHA    -- Federal Housing Authority
FHLMC  -- Federal Home Loan Mortgage Corporation
FNMA   -- Federal National Mortgage Association
FSA    -- Financial Security Assurance
GNMA   -- Government National Mortgage Association
MBIA   -- MBIA Insurance Corporation
XLCA   -- XL Capital Assurance


(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    -- Alternative Minimum Tax - At Aug. 31, 2008, the value of securities subject to alternative
             minimum tax represented 7.4% of net assets.
B.A.N.    -- Bond Anticipation Note
C.P.      -- Commercial Paper
R.A.N.    -- Revenue Anticipation Note
T.A.N.    -- Tax Anticipation Note
T.R.A.N.  -- Tax & Revenue Anticipation Note
V.R.      -- Variable Rate
V.R.D.B.  -- Variable Rate Demand Bond
V.R.D.N.  -- Variable Rate Demand Note



(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(h) At Aug. 31, 2008, the cost of securities for federal income tax purposes was $322,675,283 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                         $8,261,457
Unrealized depreciation                         (6,053,043)
----------------------------------------------------------
Net unrealized appreciation                     $2,208,414
----------------------------------------------------------




--------------------------------------------------------------------------------
44  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.




--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  45

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource New York Tax-Exempt Fund
AUG. 31, 2008
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (96.4%)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(b,c)          RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (2.7%)
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
 04-01-28           4.75%           $1,000,000            $1,100,920
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 Series 1990B
 05-15-11           7.50               415,000               441,133
                                                         -----------
Total                                                      1,542,053
--------------------------------------------------------------------

CITY (7.6%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16           5.75               100,000               112,156
City of New York
 Unlimited General Obligation Bonds
 Series 2002C (XLCA)
 03-15-12           5.00               500,000               534,475
City of New York
 Unlimited General Obligation Bonds
 Series 2004D
 11-01-34           5.00             1,000,000             1,001,670
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16           5.75             1,000,000             1,094,810
City of New York
 Unrefunded Unlimited General Obligation Bonds
 Series 2003J
 06-01-18           5.50             1,425,000             1,553,535
                                                         -----------
Total                                                      4,296,646
--------------------------------------------------------------------

COLLEGE (11.6%)
Dutchess County Industrial Development Agency
 Refunding Revenue Bonds
 Bard College Civic Facilities
 Series 2007-A1
 08-01-22           5.00               500,000               509,715
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
 07-01-30           5.13             1,000,000             1,001,840
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29           5.00             1,250,000             1,291,400
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
 07-01-26           5.00             1,000,000             1,038,010
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006D
 03-15-31           5.00               500,000               510,275
New York State Dormitory Authority
 Revenue Bonds
 Pratt Institute
 Series 1999 (Radian Group Financial Guaranty)
 07-01-20           6.00             1,500,000             1,549,979


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
46  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(b,c)          RATE              AMOUNT                VALUE(a)
COLLEGE (CONT.)
Seneca County Industrial Development Agency
 Revenue Bonds
 New York Chiropractic College
 Series 2007
 10-01-27           5.00%             $750,000              $693,713
                                                         -----------
Total                                                      6,594,932
--------------------------------------------------------------------

COUNTY (2.6%)
County of Monroe
 Unlimited General Obligation Refunding & Public
 Improvement Bonds
 Series 1996 (MBIA)
 03-01-15           6.00             1,250,000             1,448,288
--------------------------------------------------------------------

HEALTH CARE - HOSPITAL (10.8%)
Albany Industrial Development Agency
 Revenue Bonds
 St. Peters Hospital Project
 Series 2008A
 11-15-27           5.25             1,000,000               955,760
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (FGIC)
 02-15-22           5.00               750,000               773,775
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24           5.25               750,000               726,435
New York State Dormitory Authority
 Revenue Bonds
 Orange Regional Medical Center
 Series 2008
 12-01-29           6.13             1,250,000             1,214,588
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
 07-01-21           5.00             1,000,000             1,024,090
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35           5.00               500,000               503,515
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-42           6.00             1,000,000               920,280
                                                         -----------
Total                                                      6,118,443
--------------------------------------------------------------------

HEALTH CARE - LIFE CARE CENTER (0.5%)
Suffolk County Industrial Development Agency
 Prerefunded Revenue Bonds
 1st Mortgage Jeffersons Ferry
 Series 1999A
 11-01-28           7.25               250,000               270,323
--------------------------------------------------------------------

HOUSING - OTHER (1.8%)
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 5th General Resolution
 Series 2008B
 07-01-27           5.00             1,000,000             1,015,470
--------------------------------------------------------------------

HOUSING - SINGLE FAMILY (1.9%)
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21           4.60               500,000               459,385
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27           4.85               675,000               602,242
                                                         -----------
Total                                                      1,061,627
--------------------------------------------------------------------

LEASE (12.2%)
Hudson Yards Infrastructure Corporation
 Revenue Bonds
 Series 2006A
 02-15-47           5.00               500,000               482,060


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  47

RiverSource New York Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(b,c)          RATE              AMOUNT                VALUE(a)
LEASE (CONT.)
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-24           5.50%             $500,000              $494,350
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1993A
 07-01-13           5.75             3,000,000             3,228,359
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20           5.00               500,000               477,165
New York State Dormitory Authority
 Unrefunded Revenue Bonds
 Series 1990B
 05-15-11           7.50               645,000               720,742
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2005 (FSA)
 01-01-17           5.00             1,000,000             1,068,520
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-16           5.50               500,000               513,760
                                                         -----------
Total                                                      6,984,956
--------------------------------------------------------------------

MISCELLANEOUS (3.0%)
New York City Trust for Cultural Resources
 Revenue Bonds
 Museum of American Folk Art
 Series 2000 (ACA)
 07-01-22           6.00               825,000               797,115
New York State Dormitory Authority
 Revenue Bonds
 Mt. Sinai School of Medicine University
 Series 2007 (MBIA)
 07-01-37           4.50             1,000,000               905,630
                                                         -----------
Total                                                      1,702,745
--------------------------------------------------------------------

MISCELLANEOUS REVENUE (12.5%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22           5.00               750,000               765,645
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23           5.00               500,000               501,320
 01-01-24           5.00               500,000               499,435
New York City Trust for Cultural Resources
 Refunding Revenue Bonds
 Museum of Modern Art
 Series 2008-1A
 04-01-28           5.00             1,000,000             1,031,139
New York State Thruway Authority
 Revenue Bonds
 2nd General Resolution
 Series 2003B (FSA)
 04-01-21           4.75               835,000               851,859
New York State Thruway Authority
 Revenue Bonds
 Transportation
 Series 2008A
 03-15-28           5.00             1,000,000(g)          1,030,240


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
48  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(b,c)          RATE              AMOUNT                VALUE(a)
MISCELLANEOUS REVENUE (CONT.)
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2008B
 01-01-29           4.75%             $755,000              $754,955
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
 12-01-12           5.00             1,000,000             1,048,809
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16           5.25               500,000(d)            477,695
 12-01-23           5.00               250,000(d)            215,548
                                                         -----------
Total                                                      7,176,645
--------------------------------------------------------------------

PORT DISTRICT (5.1%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (FSA) A.M.T.
 10-01-21           5.00             1,000,000             1,004,340
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
 12-01-23           4.50             1,500,000             1,390,245
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 147th
 Series 2007 (FGIC) A.M.T.
 10-15-26           5.00               500,000               490,625
                                                         -----------
Total                                                      2,885,210
--------------------------------------------------------------------

SALES OR USE TAX (1.8%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
 02-01-33           5.00             1,000,000             1,009,410
--------------------------------------------------------------------

SPECIAL DISTRICT - SPECIAL TAX (4.9%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
 02-01-23           5.00               500,000               519,655
 02-01-31           5.00             1,000,000             1,012,210
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23           5.00               250,000               259,740
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31           5.00               750,000               765,773
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37           5.00               250,000               252,940
                                                         -----------
Total                                                      2,810,318
--------------------------------------------------------------------

TOLL ROAD (5.8%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12           5.00               560,000               599,138
 11-15-35           5.00               500,000               491,205
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (FGIC)
 01-01-23           5.00               500,000               524,305
Triborough Bridge & Tunnel Authority
 Refunding Revenue Bonds
 Series 2002B
 11-15-29           5.13             1,000,000             1,011,810


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  49

RiverSource New York Tax-Exempt Fund


MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(b,c)          RATE              AMOUNT                VALUE(a)
TOLL ROAD (CONT.)
Triborough Bridge & Tunnel Authority
 Revenue Bonds
 Series 2008
 11-15-15           5.00%             $620,000              $685,441
                                                         -----------
Total                                                      3,311,899
--------------------------------------------------------------------

WATER & SEWER (11.5%)
Erie County Water Authority
 4th Resolution Revenue Bonds
 Series 2007 (MBIA)
 12-01-34           4.75               500,000               484,785
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2002A
 06-15-29           5.00             1,000,000             1,007,830
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2005A
 06-15-39           5.00             1,000,000             1,006,320
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008CC
 06-15-34           5.00             1,500,000             1,519,605
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008DD
 06-15-38           4.50               500,000               465,840
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
 06-15-31           5.00             1,000,000             1,010,590
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
 06-15-28           5.00             1,000,000             1,015,100
                                                         -----------
Total                                                      6,510,070
--------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $54,567,973)                                      $54,739,035
--------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST
 (2.0%)(f)
NAME OF ISSUER
AND TITLE OF       COUPON           PRINCIPAL
ISSUE(b,c)          RATE              AMOUNT                VALUE(a)
HOUSING - SINGLE FAMILY
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
 04-01-32           5.40%           $1,200,000            $1,112,532
--------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,199,892)                                        $1,112,532
--------------------------------------------------------------------



MUNICIPAL NOTES (3.0%)
                                      AMOUNT
                  EFFECTIVE         PAYABLE AT
ISSUE(b,c,e)        YIELD            MATURITY               VALUE(a)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2
 (Bank of America)
 08-01-34           2.30%           $1,700,000            $1,700,000
--------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,700,000)                                        $1,700,000
--------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $57,467,865)(h)                                   $57,551,567
====================================================================






See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
50  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Aug. 31, 2008, the value
               of securities subject to alternative minimum tax
               represented 11.6% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Aug. 31, 2008, the value of these securities amounted to $693,243 or 1.2% of net assets.

(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2008.

(f)  Municipal Bonds Held in Trust -- See Note 1 to the financial statements.

(g) At Aug. 31, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $1,031,800. See Note 1 to the financial statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  51

RiverSource New York Tax-Exempt Fund

(h) At Aug. 31, 2008, the cost of securities for federal income tax purposes was $57,697,404 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                            $866,140
Unrealized depreciation                          (1,011,977)
-----------------------------------------------------------
Net unrealized depreciation                       $(145,837)
-----------------------------------------------------------




HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
52  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

FINANCIAL STATEMENTS -----------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES


                                                                     RIVERSOURCE   RIVERSOURCE  RIVERSOURCE
                                                                      CALIFORNIA     MINNESOTA     NEW YORK
                                                                      TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT
AUG. 31, 2008                                                               FUND          FUND         FUND
ASSETS
Investments in securities, at value (identified cost
  $174,158,210, $321,515,943 and $57,467,865)                       $174,281,220  $324,883,697  $57,551,567
Cash                                                                     127,376        59,897       94,161
Capital shares receivable                                              2,048,169       140,036        1,349
Accrued interest receivable                                            1,897,591     3,599,146      656,635
Receivable for investment securities sold                              4,805,617            --      435,350
-----------------------------------------------------------------------------------------------------------
Total assets                                                         183,159,973   328,682,776   58,739,062
-----------------------------------------------------------------------------------------------------------
LIABILITIES
Dividends payable to shareholders                                         40,071        59,694       12,124
Capital shares payable                                                    41,272        79,970       40,411
Payable for investment securities purchased                                   --            --    1,031,800
Short-term floating rate notes outstanding                             3,375,000    16,670,000      800,000
Accrued investment management services fees                                1,988         3,449          636
Accrued distribution fees                                                 36,665        63,929       11,677
Accrued transfer agency fees                                                 176            45           59
Accrued administrative services fees                                         339           596          109
Other accrued expenses                                                    70,393        74,417       49,165
-----------------------------------------------------------------------------------------------------------
Total liabilities                                                      3,565,904    16,952,100    1,945,981
-----------------------------------------------------------------------------------------------------------
Net assets applicable to outstanding shares                         $179,594,069  $311,730,676  $56,793,081
-----------------------------------------------------------------------------------------------------------

REPRESENTED BY
Shares of beneficial interest -- $.01 par value                     $    366,390  $    609,488  $   117,127
Additional paid-in capital                                           181,273,261   311,502,359   56,924,671
Undistributed net investment income                                       43,826       256,370       15,877
Accumulated net realized gain (loss)                                  (2,212,418)   (4,005,295)    (348,296)
Unrealized appreciation (depreciation) on investments                    123,010     3,367,754       83,702
-----------------------------------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  shares                                                            $179,594,069  $311,730,676  $56,793,081
-----------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  53

                                            RIVERSOURCE   RIVERSOURCE  RIVERSOURCE
                                             CALIFORNIA     MINNESOTA     NEW YORK
                                             TAX-EXEMPT    TAX-EXEMPT   TAX-EXEMPT
AUG. 31, 2008                                      FUND          FUND         FUND
Net assets applicable to
  outstanding shares:      Class A         $172,038,905  $289,301,362  $52,571,799
                           Class B         $  4,711,779  $ 13,968,961  $ 3,503,352
                           Class C         $  2,843,385  $  8,460,353  $   717,930
Outstanding shares of
  beneficial interest:     Class A shares    35,097,770    56,564,455   10,842,089
                           Class B shares       961,893     2,730,369      722,515
                           Class C shares       579,342     1,653,947      148,072
Net asset value per
  share:                   Class A(1)      $       4.90  $       5.11  $      4.85
                           Class B         $       4.90  $       5.12  $      4.85
                           Class C         $       4.91  $       5.12  $      4.85
----------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A for RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund is $5.14, $5.36 and $5.09, respectively. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 4.75%.

The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
54  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

STATEMENTS OF OPERATIONS


                                                               RIVERSOURCE  RIVERSOURCE  RIVERSOURCE
                                                                CALIFORNIA    MINNESOTA     NEW YORK
                                                                TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
YEAR ENDED AUG. 31, 2008                                              FUND         FUND         FUND
INVESTMENT INCOME
Income:
Interest                                                       $ 8,385,488  $15,327,441   $2,930,103
----------------------------------------------------------------------------------------------------
Expenses:
Investment management services fees                                715,946    1,246,083      242,807
Distribution fees
  Class A                                                          417,044      705,661      135,961
  Class B                                                           57,189      176,620       41,064
  Class C                                                           20,845       75,716        7,302
Transfer agency fees
  Class A                                                           63,090      149,336       33,006
  Class B                                                            2,370       10,088        2,682
  Class C                                                              841        4,196          474
Administrative services fees                                       122,235      215,249       41,455
Interest and fee expense                                            18,730      489,609       82,238
Compensation of board members                                        3,464        6,074        1,163
Custodian fees                                                      29,340       28,392       14,964
Printing and postage                                                29,920       42,900       15,425
Registration fees                                                   46,980       46,615       46,345
Professional fees                                                   32,679       34,101       29,061
Other                                                                8,312       11,028        3,897
----------------------------------------------------------------------------------------------------
Total expenses                                                   1,568,985    3,241,668      697,844
  Expenses waived/reimbursed by the Investment Manager and
    its affiliates                                                (113,521)    (136,017)    (111,966)
  Earnings and bank fee credits on cash balances                   (11,405)     (16,374)      (5,337)
----------------------------------------------------------------------------------------------------
Total net expenses                                               1,444,059    3,089,277      580,541
----------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                  6,941,429   12,238,164    2,349,562
----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                         (1,780,399)  (1,125,163)    (217,470)
  Swap transactions                                                548,135      972,099      206,669
  Futures contracts                                               (644,016)  (1,148,629)    (234,490)
----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                         (1,876,280)  (1,301,693)    (245,291)
Net change in unrealized appreciation (depreciation) on
  investments                                                   (1,439,312)    (383,745)    (522,090)
----------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                  (3,315,592)  (1,685,438)    (767,381)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   $ 3,625,837  $10,552,726   $1,582,181
----------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  55

STATEMENTS OF CHANGES IN NET ASSETS


                                                                        RIVERSOURCE
                                                                CALIFORNIA TAX-EXEMPT FUND
                                                                  YEAR ENDED     YEAR ENDED
                                                               AUG. 31, 2008  AUG. 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $  6,941,429   $  6,724,239
Net realized gain (loss) on investments                           (1,876,280)     1,177,737
Net change in unrealized appreciation (depreciation) on
  investments                                                     (1,439,312)    (5,475,259)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       3,625,837      2,426,717
-------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                       (6,676,981)    (6,398,570)
    Class B                                                         (186,183)      (256,028)
    Class C                                                          (67,785)       (64,777)
  Net realized gain
    Class A                                                       (1,181,240)       (20,710)
    Class B                                                          (42,325)        (1,083)
    Class C                                                          (10,896)          (266)
-------------------------------------------------------------------------------------------
Total distributions                                               (8,165,410)    (6,741,434)
-------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                  65,548,797     22,983,104
  Class B shares                                                     841,055        623,385
  Class C shares                                                   1,663,705        273,162
Reinvestment of distributions at net asset value
  Class A shares                                                   5,715,149      4,522,917
  Class B shares                                                     208,722        216,468
  Class C shares                                                      69,070         61,001
Payments for redemptions
  Class A shares                                                 (59,067,436)   (29,519,324)
  Class B shares                                                  (2,298,575)    (3,319,777)
  Class C shares                                                    (741,437)      (569,804)
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         11,939,050     (4,728,868)
-------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                            7,399,477     (9,043,585)
Net assets at beginning of year                                  172,194,592    181,238,177
-------------------------------------------------------------------------------------------
Net assets at end of year                                       $179,594,069   $172,194,592
-------------------------------------------------------------------------------------------
Undistributed net investment income                             $     43,826   $     35,481
-------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
56  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

                                                                        RIVERSOURCE
                                                                 MINNESOTA TAX-EXEMPT FUND
                                                                  YEAR ENDED     YEAR ENDED
                                                               AUG. 31, 2008  AUG. 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $ 12,238,164   $ 12,119,582
Net realized gain (loss) on investments                           (1,301,693)      (255,908)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (383,745)    (7,598,634)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                      10,552,726      4,265,040
-------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                      (11,396,501)   (11,270,181)
    Class B                                                         (578,310)      (791,703)
    Class C                                                         (248,552)      (230,272)
-------------------------------------------------------------------------------------------
Total distributions                                              (12,223,363)   (12,292,156)
-------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                  47,044,047     32,528,076
  Class B shares                                                   1,495,288      1,039,072
  Class C shares                                                   2,599,145        995,410
Reinvestment of distributions at net asset value
  Class A shares                                                   9,552,532      9,097,879
  Class B shares                                                     516,735        680,057
  Class C shares                                                     222,405        202,223
Payments for redemptions
  Class A shares                                                 (53,551,129)   (55,109,296)
  Class B shares                                                  (7,639,629)   (10,945,982)
  Class C shares                                                  (1,341,812)    (2,138,810)
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (1,102,418)   (23,651,371)
-------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (2,773,055)   (31,678,487)
Net assets at beginning of year                                  314,503,731    346,182,218
-------------------------------------------------------------------------------------------
Net assets at end of year                                       $311,730,676   $314,503,731
-------------------------------------------------------------------------------------------
Undistributed net investment income                             $    256,370   $    241,569
-------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  57

                                                                        RIVERSOURCE
                                                                 NEW YORK TAX-EXEMPT FUND
                                                                  YEAR ENDED     YEAR ENDED
                                                               AUG. 31, 2008  AUG. 31, 2007
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                 $  2,349,562   $  2,546,399
Net realized gain (loss) on investments                             (245,291)       167,905
Net change in unrealized appreciation (depreciation) on
  investments                                                       (522,090)    (1,748,799)
-------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                       1,582,181        965,505
-------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                       (2,189,003)    (2,330,813)
    Class B                                                         (134,397)      (181,832)
    Class C                                                          (23,906)       (28,915)
  Net realized gain
    Class A                                                          (98,846)       (70,294)
    Class B                                                           (7,550)        (7,231)
    Class C                                                           (1,363)        (1,128)
-------------------------------------------------------------------------------------------
Total distributions                                               (2,455,065)    (2,620,213)
-------------------------------------------------------------------------------------------
SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   4,185,226      6,507,070
  Class B shares                                                     277,150        371,363
  Class C shares                                                     115,478        107,676
Reinvestment of distributions at net asset value
  Class A shares                                                   1,915,808      1,953,853
  Class B shares                                                     125,138        154,068
  Class C shares                                                      24,019         28,046
Payments for redemptions
  Class A shares                                                 (11,068,956)   (11,708,520)
  Class B shares                                                  (1,394,638)    (2,667,241)
  Class C shares                                                    (204,109)      (471,813)
-------------------------------------------------------------------------------------------
Increase (decrease) in net assets from share transactions         (6,024,884)    (5,725,498)
-------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                           (6,897,768)    (7,380,206)
Net assets at beginning of year                                   63,690,849     71,071,055
-------------------------------------------------------------------------------------------
Net assets at end of year                                       $ 56,793,081   $ 63,690,849
-------------------------------------------------------------------------------------------
Undistributed net investment income                             $     15,877   $     13,646
-------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of these statements.


--------------------------------------------------------------------------------
58  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust are organized as Massachusetts business trusts. RiverSource California Tax-Exempt Trust includes only RiverSource California Tax-Exempt Fund. RiverSource Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds, including RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund (together with RiverSource California Tax-Exempt Fund, herein after referred to as the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

-  Class A shares are sold with a front-end sales charge.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g. distribution fees, transfer agency fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  59

VALUATION OF SECURITIES
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. The procedures adopted by the Board of Trustees (the Board) generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time. Swap transactions are valued through an authorized pricing service, broker, or an internal model.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

SECURITIES PURCHASED ON A FORWARD-COMMITMENT BASIS
Delivery and payment for securities that have been purchased by the Funds on a forward-commitment basis, including when-issued securities and other forward-commitments, can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect each Fund's net assets the same as owned securities. The Funds designate cash or liquid securities at least equal to the amount of its forward-commitments. At Aug. 31, 2008, RiverSource New York Tax-Exempt Fund has outstanding when-issued securities of $1,031,800.

OPTION TRANSACTIONS
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Cash collateral may be collected by the Funds to secure certain over-the-counter options trades. Cash collateral held by the Funds for such option trades must be returned to the counterparty upon closure, exercise or expiration of the contract. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put

--------------------------------------------------------------------------------
60 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. At Aug. 31, 2008, and for the year then ended, the Funds had no outstanding options contracts.

FUTURES TRANSACTIONS
To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Futures are valued daily based upon the last sale price at the close of market on the principal exchange on which they are traded. Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires. At Aug. 31, 2008, the Funds had no outstanding futures contracts.

INTEREST RATE SWAP TRANSACTIONS
Each Fund may enter into interest rate swap agreements to produce incremental earnings or to gain exposure to or protect themselves from market changes. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting; whereby the accrual for the exchange of cash flows does not begin until a specified date in the future (the "effective date"). The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ interest rate swaps to synthetically add or subtract principal exposure to the municipal market.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  61

Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Funds will realize a gain or loss upon the payment or receipt of accrued interest. The Funds will realize a gain or a loss when the interest rate swap is terminated.

Risks of entering into an interest rate swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the interest rate swap to experience adverse changes in value relative to expectations. In addition, interest rate swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the interest rate swap positions entered. At Aug. 31, 2008, the Funds had no outstanding interest rate swap contracts.

INVERSE FLOATER PROGRAM TRANSACTIONS
Each Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by each Fund (inverse floating rate securities) include the right of each Fund (1) to cause the holders of the short-term floating rate notes to tender their notes at par, and (2) to transfer the municipal bonds from the trusts to each Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts remain in each Fund's investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption "Short-term floating rate notes outstanding" in the Statements of Assets and Liabilities. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond's downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond's value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held

--------------------------------------------------------------------------------
62 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT in trust at Aug. 31, 2008, are presented in the Portfolio of Investments. The inclusion of interest and fee expense related to the short-term floating rate notes corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. At Aug. 31, 2008, the market value of municipal bonds held in trust and short-term floating rate notes outstanding were as follows:

                              MARKET VALUE    SHORT-TERM     WEIGHTED AVERAGE
                              OF MUNICIPAL  FLOATING RATE   OF INTEREST RATES
                               BONDS HELD       NOTES         FOR SHORT-TERM
FUND                            IN TRUST     OUTSTANDING   FLOATING RATE NOTES
------------------------------------------------------------------------------
RiverSource California Tax-
  Exempt Fund                  $ 4,558,275   $ 3,375,000          10.76%
RiverSource Minnesota Tax-
  Exempt Fund                   27,179,983    16,670,000           9.60
RiverSource New York Tax-
  Exempt Fund                    1,112,532       800,000           9.73


GUARANTEES AND INDEMNIFICATIONS
Under each Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to each Fund. In addition, certain of each Fund's contracts with its service providers contain general indemnification clauses. Each Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against each Fund cannot be determined and each Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
Each Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Financial Accounting Standards Board (FASB) Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement 109, "Accounting for Income Taxes." FIN 48 prescribes a two-step process to recognize and measure a tax position taken or expected to be taken in a tax return. The first step is to determine whether a tax position has met the more-likely-than-not recognition threshold and the second step is to measure a tax position that meets the threshold to determine the amount of benefit to recognize. Management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of futures contracts, recognition of unrealized appreciation (depreciation) for certain derivative

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT 63 investments, post-October losses, and market discount. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                    RIVERSOURCE  RIVERSOURCE  RIVERSOURCE
                                     CALIFORNIA   MINNESOTA     NEW YORK
                                     TAX-EXEMPT   TAX-EXEMPT   TAX-EXEMPT
                                        FUND         FUND         FUND
-------------------------------------------------------------------------
Undistributed net investment
  income                              $(2,135)       $--          $(25)
Accumulated net realized gain
  (loss)                                2,135         --            25
-------------------------------------------------------------------------
Additional paid-in capital
  reduction (increase)                $    --        $--          $ --
-------------------------------------------------------------------------


The tax character of distributions paid for the years indicated is as follows:


YEAR ENDED AUG. 31,                          2008         2007
-----------------------------------------------------------------
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
CLASS A
Distributions paid from:
    Ordinary income -- tax-exempt
     interest distributions(a)........   $ 6,677,475  $ 6,417,368
    Long-term capital gain.............    1,180,746        1,912
CLASS B
Distributions paid from:
    Ordinary income -- tax-exempt
     interest distributions(a)........       186,201      257,011
    Long-term capital gain.............       42,307          100
CLASS C
Distributions paid from:
    Ordinary income -- tax-exempt
     interest distributions(a)........        67,790       65,019
    Long-term capital gain.............       10,891           24

(a) Tax-exempt interest distributions were 99.93% and 98.95% for the years ended Aug. 31, 2008 and 2007, respectively.


--------------------------------------------------------------------------------
64  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

YEAR ENDED AUG. 31,                          2008         2007
-----------------------------------------------------------------
RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
CLASS A
Distributions paid from:
    Ordinary income -- tax-exempt
     interest distributions(b)........   $11,396,501  $11,270,181
    Long-term capital gain.............           --           --
CLASS B
Distributions paid from:
    Ordinary income -- tax-exempt
     interest distributions(b)........       578,310      791,703
    Long-term capital gain.............           --           --
CLASS C
Distributions paid from:
    Ordinary income -- tax-exempt
     interest distributions(b)........       248,552      230,272
    Long-term capital gain.............           --           --
(b) Tax-exempt interest distributions were 98.75% and 99.25% for the years ended Aug. 31, 2008 and 2007, respectively.
RIVERSOURCE NEW YORK TAX-EXEMPT FUND
CLASS A
Distributions paid from:
    Ordinary income -- tax-exempt
     interest distributions(c)........     2,189,026    2,346,136
    Long-term capital gain.............       98,823       54,971
CLASS B
Distributions paid from:
    Ordinary income -- tax-exempt
     interest distributions(c)........       134,399      183,409
    Long-term capital gain.............        7,548        5,654
CLASS C
Distributions paid from:
    Ordinary income -- tax-exempt
     interest distributions(c)........        23,906       29,161
    Long-term capital gain.............        1,363          882


(c) Tax-exempt interest distributions were 100% and 98.57% for the years ended Aug. 31, 2008 and 2007, respectively.

At Aug. 31, 2008, the components of distributable earnings on a tax basis are as follows:

                                        UNDISTRIBUTED   UNDISTRIBUTED  ACCUMULATED    UNREALIZED
                                          TAX-EXEMPT     ACCUMULATED     REALIZED    APPRECIATION
FUND                                        INCOME     LONG-TERM GAIN      LOSS     (DEPRECIATION)
--------------------------------------------------------------------------------------------------
RiverSource California Tax-Exempt Fund     $ 47,346          $--       $(1,415,210)   $ (637,647)
RiverSource Minnesota Tax-Exempt Fund       251,634           --        (2,765,793)    2,192,682
RiverSource New York Tax-Exempt Fund         12,801           --          (102,852)     (146,542)


RECENT ACCOUNTING PRONOUNCEMENTS
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (SFAS 161), "Disclosures about Derivative Instruments and Hedging

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  65

Activities -- an amendment of FASB Statement No. 133," which requires enhanced disclosures about a fund's derivative and hedging activities. Funds are required to provide enhanced disclosures about (a) how and why a fund uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for under SFAS 133 and its related interpretations, and (c) how derivative instruments and related hedged items affect a fund's financial position, financial performance, and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after Nov. 15, 2008. As of Aug. 31, 2008, management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedging items.

On Sept. 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" (SFAS 157). SFAS 157 establishes an authoritative definition of fair value, sets out a hierarchy for measuring fair value, and requires additional disclosures about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period. The application of SFAS 157 will be effective for the Fund's fiscal year beginning Sept. 1, 2008. The adoption of SFAS 157 is not anticipated to have a material impact on each Fund's financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statements of Operations for a fiscal period.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, RiverSource Investments, LLC (the Investment Manager) determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets that declines from 0.41% to 0.25% annually as each Fund's assets increase. The management fee for the year ended Aug. 31, 2008 was 0.41% of each Fund's average daily net assets.


--------------------------------------------------------------------------------
66  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, each Fund pays Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of the Investment Manager, a fee for administration and accounting services at a percentage of each Fund's average daily net assets that declines from 0.07% to 0.04% annually as each Fund's assets increase. The fee for the year ended Aug. 31, 2008 was 0.07% of each Fund's average daily net assets.

OTHER EXPENSES
Other expenses are for, among other things, certain expenses of the Funds or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Funds and the Board. For the year ended Aug. 31, 2008, other expenses paid to this company are as follows:

FUND                                                AMOUNT
----------------------------------------------------------
RiverSource California Tax-Exempt Fund               $504
RiverSource Minnesota Tax-Exempt Fund                 909
RiverSource New York Tax-Exempt Fund                  163


COMPENSATION OF BOARD MEMBERS
Compensation of board members includes, for a former Board Chair, compensation as well as retirement benefits. Certain other aspects of a former Board Chair's compensation, including health benefits and payment of certain other expenses, are included under other expenses.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other RiverSource funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains shareholder accounts and records. Each Fund pays the Transfer Agent an annual account-based fee at a rate equal to $20.50 for Class A, $21.50 for Class B and $21.00 for Class C for this service.

The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for 12 months from the date the account becomes inactive. These fees are included in the transfer agency fees on the Statements of Operations.

DISTRIBUTION FEES
Each Fund has an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution and shareholder services. Prior to Oct. 1, 2007, Ameriprise

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  67

Financial Services, Inc. also served as a principal underwriter and distributor to the Funds. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays a fee at an annual rate of up to 0.25% of each Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of each Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, up to 0.75% of the fee is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed expense") for each Fund was approximately as follows:

FUND                                          CLASS B  CLASS C
--------------------------------------------------------------
RiverSource California Tax-Exempt Fund       $114,000  $21,000
RiverSource Minnesota Tax-Exempt Fund         295,000   61,000
RiverSource New York Tax-Exempt Fund           73,000    5,000


These amounts are based on the most recent information available as of July 31, 2008, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges received by the Distributor for distributing the Funds' shares for the year ended Aug. 31, 2008 are as follows:

FUND                                    CLASS A  CLASS B  CLASS C
-----------------------------------------------------------------
RiverSource California Tax-Exempt
  Fund                                 $ 87,133  $ 4,735    $ 60
RiverSource Minnesota Tax-Exempt Fund   450,973   11,963     511
RiverSource New York Tax-Exempt Fund     26,370    2,969      62


EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended Aug. 31, 2008, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that the Funds' net expenses (excluding interest and fee expenses related to the Funds' participation in certain inverse floater programs) are as follows:

FUND                                     CLASS A  CLASS B  CLASS C
------------------------------------------------------------------
RiverSource California Tax-Exempt Fund     0.79%    1.54%    1.54%
RiverSource Minnesota Tax-Exempt Fund      0.79     1.54     1.54
RiverSource New York Tax-Exempt Fund       0.79     1.54     1.54




--------------------------------------------------------------------------------
68  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

The waived/reimbursed fees and expenses for the transfer agency fees (noted by share class) and management fees (noted by Fund level) for the year ended Aug. 31, 2008 are as follows:

FUND                                                 AMOUNT
-----------------------------------------------------------
RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND
Class A                                             $30,133
Class B                                               1,282
Class C                                                 440
The management fees waived at the Fund level were
  $81,666.

RIVERSOURCE MINNESOTA TAX-EXEMPT FUND
Class A                                              65,392
Class B                                               4,969
Class C                                               1,991
The management fees waived at the Fund level were
  $63,665.

RIVERSOURCE NEW YORK TAX-EXEMPT FUND
Class A                                              11,404
Class B                                               1,082
Class C                                                 189
The management fees waived at the Fund level were
  $99,291.


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until Aug. 31, 2009, unless sooner terminated at the discretion of the Board, such that net expenses (excluding interest and fee expenses related to the Fund's participation in certain inverse floater programs), will not exceed the following percentage of each Fund's average daily net assets:

FUND                                     CLASS A  CLASS B  CLASS C
------------------------------------------------------------------
RiverSource California Tax-Exempt Fund     0.79%    1.54%    1.54%
RiverSource Minnesota Tax-Exempt Fund      0.79     1.54     1.54
RiverSource New York Tax-Exempt Fund       0.79     1.54     1.54


During the year ended Aug. 31, 2008, the Funds' custodian and transfer agency fees were reduced as a result of earnings and bank fee credits from overnight cash balances as follows:

FUND                                                 AMOUNT
-----------------------------------------------------------
RiverSource California Tax-Exempt Fund              $11,405
RiverSource Minnesota Tax-Exempt Fund                16,374
RiverSource New York Tax-Exempt Fund                  5,337




--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  69

3. SECURITIES TRANSACTIONS

For the year ended Aug. 31, 2008, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

FUND                                      PURCHASES     PROCEEDS
-----------------------------------------------------------------
RiverSource California Tax-Exempt Fund   $84,807,883  $77,577,885
RiverSource Minnesota Tax-Exempt Fund     70,073,639   67,925,331
RiverSource New York Tax-Exempt Fund      16,688,476   23,190,540


Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the years indicated are as follows:

RiverSource California Tax-Exempt Fund

                                        YEAR ENDED AUG. 31, 2008
                                    ISSUED FOR
                                    REINVESTED                        NET
                         SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A               13,173,910    1,151,547    (11,856,270)      2,469,187
Class B                  170,107       42,038       (462,980)       (250,835)
Class C                  337,281       13,927       (147,407)        203,801
---------------------------------------------------------------------------------


                                        YEAR ENDED AUG. 31, 2007
                                    ISSUED FOR
                                    REINVESTED                        NET
                         SOLD     DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
---------------------------------------------------------------------------------
Class A                4,499,436      878,175     (5,728,727)       (351,116)
Class B                  120,531       42,022       (649,678)       (487,125)
Class C                   53,247       11,825       (110,765)        (45,693)
---------------------------------------------------------------------------------




RiverSource Minnesota Tax-Exempt Fund

                                       YEAR ENDED AUG. 31, 2008
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               9,122,186    1,854,907    (10,357,016)         620,077
Class B                 291,180      100,267     (1,480,144)      (1,088,697)
Class C                 503,745       43,204       (259,716)         287,233
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
70  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

                                       YEAR ENDED AUG. 31, 2007
                                   ISSUED FOR
                                   REINVESTED                        NET
                         SOLD    DISTRIBUTIONS    REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A               6,206,727    1,733,826    (10,512,347)      (2,571,794)
Class B                 198,662      129,453     (2,098,131)      (1,770,016)
Class C                 189,325       38,520       (406,721)        (178,876)
--------------------------------------------------------------------------------



RiverSource New York Tax-Exempt Fund

                                        YEAR ENDED AUG. 31, 2008
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                  851,576     390,445     (2,246,691)      (1,004,670)
Class B                   56,763      25,495       (284,042)        (201,784)
Class C                   23,555       4,894        (41,259)         (12,810)
--------------------------------------------------------------------------------


                                        YEAR ENDED AUG. 31, 2007
                                    ISSUED FOR
                                    REINVESTED                       NET
                          SOLD    DISTRIBUTIONS   REDEEMED   INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class A                1,294,149     388,622     (2,330,222)        (647,451)
Class B                   73,375      30,621       (532,071)        (428,075)
Class C                   21,359       5,574        (93,550)         (66,617)
--------------------------------------------------------------------------------


5. BANK BORROWINGS

Each Fund has entered into a revolving credit facility with a syndicate of banks headed by JPMorgan Chase Bank, N.A. (JPMCB), whereby each Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 18, 2007, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between each Fund and certain other RiverSource funds, severally and not jointly, permits collective borrowings up to $500 million. Interest is charged to each Fund based on its borrowings at a rate equal to the federal funds effective rate plus 0.30%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum. Under the prior credit facility, each fund paid interest on its outstanding borrowings at a rate equal to either the higher of the federal funds effective rate plus 0.40% or the JPMCB Prime Commercial Lending Rate. None of the Funds had borrowings during the year ended Aug. 31, 2008.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  71

6. CAPITAL LOSS CARRY-OVER AND POST-OCTOBER LOSS

For federal income tax purposes, capital loss carry-overs at Aug. 31, 2008 were as follows:

FUND                              2013       2014     2015     2016
---------------------------------------------------------------------
RiverSource California Tax-
  Exempt Fund                  $       --  $     --  $   --  $359,905
RiverSource Minnesota Tax-
  Exempt Fund                   1,199,755   913,006   3,601        --
RiverSource New York Tax-
  Exempt Fund                          --        --      --     3,668


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, each Fund is permitted to treat net capital losses realized between Nov. 1, 2007, and its fiscal year end ("post-October loss") as occurring on the first day of the following tax year. At Aug. 31, 2008, post-October losses that are treated as occurring on Sept. 1, 2008 were as follows:

FUND                                           POST-OCTOBER LOSS
----------------------------------------------------------------
RiverSource California Tax-Exempt Fund             $1,055,305
RiverSource Minnesota Tax-Exempt Fund                 649,431
RiverSource New York Tax-Exempt Fund                   99,184


It is unlikely the Board will authorize distributions of any net realized capital gains until the available capital loss carry-overs have been offset or expire.

7. RISKS RELATING TO CERTAIN INVESTMENTS

DIVERSIFICATION RISK
Each Fund is non-diversified. A non-diversified fund may invest more of its assets in fewer companies than if it were a diversified fund. The Fund may be more exposed to the risks of loss and volatility than a fund that invests more broadly.

GEOGRAPHIC CONCENTRATION RISK
Because state-specific tax-exempt funds invest primarily in the municipal securities issued by the state and political sub-divisions of the state, each Fund will be particularly affected by political and economic conditions and developments in the state in which it invests. This vulnerability to factors affecting the state fund's tax-exempt investments will be significantly greater than that of a more geographically diversified fund, which may result in greater losses and volatility. The value of municipal securities owned by a Fund also may be adversely affected by future changes in federal or state income tax laws.


--------------------------------------------------------------------------------
72  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

8. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc., was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota. In response to defendants' motion to dismiss the complaint, the Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals on August 8, 2007.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT 73 to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
74  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

9. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

RiverSource California Tax-Exempt Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR         YEAR       PERIOD
                                                     ENDED        ENDED        ENDED
                                                  AUG. 31,     AUG. 31,     AUG. 31,              YEAR ENDED JUNE 30,
                                                      2008         2007     2006(b)          2006         2005         2004
Net asset value, beginning of period                 $5.03        $5.16        $5.06        $5.27        $5.11        $5.37
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .20(c)       .20(c)       .03          .19          .20          .21
Net gains (losses) (both realized and
 unrealized)                                          (.09)        (.13)         .10         (.15)         .23         (.20)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .11          .07          .13          .04          .43          .01
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.20)        (.03)        (.19)        (.20)        (.21)
Distributions from realized gains                     (.04)          --           --         (.06)        (.07)        (.06)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.24)        (.20)        (.03)        (.25)        (.27)        (.27)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.90        $5.03        $5.16        $5.06        $5.27        $5.11
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $172         $164         $170         $171         $190         $194
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (including interest and fee expense)(d),(e)          .87%         .88%          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (including interest and fee
 expense)(e),(f),(g)                                  .80%         .80%          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement
 (excluding interest and fee expense)(d)              .86%         .87%         .87%(h)      .88%         .86%         .86%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement
 (excluding interest and fee expense)(f),(g)          .79%         .79%         .79%(h)      .81%         .86%         .86%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.01%        3.89%        3.81%(h)     3.69%        3.71%        4.03%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                49%          62%           7%          20%          28%          30%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                      2.13%        1.35%        2.63%(j)      .81%        8.53%         .25%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(h) Adjusted to an annual basis.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  75

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR         YEAR       PERIOD
                                                     ENDED        ENDED        ENDED
                                                  AUG. 31,     AUG. 31,     AUG. 31,              YEAR ENDED JUNE 30,
                                                      2008         2007     2006(b)          2006         2005         2004
Net asset value, beginning of period                 $5.03        $5.16        $5.06        $5.27        $5.11        $5.37
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .16(c)       .16(c)       .03          .15          .16          .17
Net gains (losses) (both realized and
 unrealized)                                          (.09)        (.13)         .10         (.15)         .23         (.20)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .07          .03          .13           --          .39         (.03)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.16)        (.16)        (.03)        (.15)        (.16)        (.17)
Distributions from realized gains                     (.04)          --           --         (.06)        (.07)        (.06)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.20)        (.16)        (.03)        (.21)        (.23)        (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.90        $5.03        $5.16        $5.06        $5.27        $5.11
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $5           $6           $9          $11          $16          $21
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.62%        1.63%          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(f),(g)                             1.55%        1.55%          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.61%        1.62%        1.62%(h)     1.63%        1.61%        1.61%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(f),(g)                                 1.54%        1.54%        1.55%(h)     1.57%        1.61%        1.61%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.27%        3.12%        3.01%(h)     2.92%        2.95%        3.28%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                49%          62%           7%          20%          28%          30%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                      1.37%         .59%        2.50%(j)      .05%        7.72%        (.50%)
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(h) Adjusted to an annual basis.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


--------------------------------------------------------------------------------
76  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR         YEAR       PERIOD
                                                     ENDED        ENDED        ENDED
                                                  AUG. 31,     AUG. 31,     AUG. 31,              YEAR ENDED JUNE 30,
                                                      2008         2007     2006(b)          2006         2005         2004
Net asset value, beginning of period                 $5.04        $5.17        $5.07        $5.28        $5.12        $5.38
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .16(c)       .16(c)       .03          .15          .16          .17
Net gains (losses) (both realized and
 unrealized)                                          (.09)        (.13)         .10         (.15)         .23         (.20)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .07          .03          .13           --          .39         (.03)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.16)        (.16)        (.03)        (.15)        (.16)        (.17)
Distributions from realized gains                     (.04)          --           --         (.06)        (.07)        (.06)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.20)        (.16)        (.03)        (.21)        (.23)        (.23)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.91        $5.04        $5.17        $5.07        $5.28        $5.12
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $3           $2           $2           $2           $3           $4
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.62%        1.63%          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(f),(g)                             1.55%        1.55%          N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.61%        1.62%        1.63%(h)     1.64%        1.62%        1.62%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(f),(g)                                 1.54%        1.54%        1.55%(h)     1.58%        1.62%        1.62%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.18%        3.13%        3.05%(h)     2.93%        2.94%        3.27%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                49%          62%           7%          20%          28%          30%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                      1.38%         .60%        2.50%(j)      .06%        7.71%        (.50%)
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(g) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(h) Adjusted to an annual basis.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.



--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  77

RiverSource Minnesota Tax-Exempt Fund

CLASS A



PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR         YEAR       PERIOD
                                                     ENDED        ENDED        ENDED
                                                  AUG. 31,     AUG. 31,     AUG. 31,              YEAR ENDED JUNE 30,
                                                      2008         2007     2006(b)          2006         2005         2004
Net asset value, beginning of period                 $5.14        $5.27        $5.17        $5.35        $5.20        $5.37
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .21(c)       .19(c)       .03          .18          .18          .19
Net gains (losses) (both realized and
 unrealized)                                          (.03)        (.13)         .10         (.17)         .17         (.17)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .18          .06          .13          .01          .35          .02
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.21)        (.19)        (.03)        (.18)        (.18)        (.19)
Distributions from realized gains                       --           --           --         (.01)        (.02)          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.21)        (.19)        (.03)        (.19)        (.20)        (.19)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.11        $5.14        $5.27        $5.17        $5.35        $5.20
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)               $289         $288         $309         $303         $341         $347
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                  .99%        1.05%        1.06%(f)     1.01%         .95%         .90%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                              .95%         .99%         .98%(f)      .96%         .95%         .90%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                      .83%         .85%         .87%(f)      .86%         .85%         .84%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                  .79%         .79%         .79%(f)      .81%         .85%         .84%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.05%        3.70%        3.60%(f)     3.52%        3.37%        3.60%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          26%           3%          13%          15%          23%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                      3.50%        1.26%        2.56%(j)      .29%        6.73%         .32%
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


--------------------------------------------------------------------------------
78  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR         YEAR       PERIOD
                                                     ENDED        ENDED        ENDED
                                                  AUG. 31,     AUG. 31,     AUG. 31,              YEAR ENDED JUNE 30,
                                                      2008         2007     2006(b)          2006         2005         2004
Net asset value, beginning of period                 $5.15        $5.27        $5.17        $5.35        $5.20        $5.37
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .17(c)       .15(c)       .03          .14          .14          .15
Net gains (losses) (both realized and
 unrealized)                                          (.03)        (.11)         .10         (.17)         .17         (.17)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .14          .04          .13         (.03)         .31         (.02)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.17)        (.16)        (.03)        (.14)        (.14)        (.15)
Distributions from realized gains                       --           --           --         (.01)        (.02)          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.17)        (.16)        (.03)        (.15)        (.16)        (.15)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.12        $5.15        $5.27        $5.17        $5.35        $5.20
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $14          $20          $29          $34          $49          $59
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.75%        1.80%        1.81%(f)     1.77%        1.70%        1.65%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                             1.70%        1.75%        1.74%(f)     1.72%        1.70%        1.65%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.59%        1.60%        1.62%(f)     1.62%        1.60%        1.59%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                 1.54%        1.55%        1.55%(f)     1.57%        1.60%        1.59%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.29%        2.93%        2.81%(f)     2.75%        2.62%        2.85%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          26%           3%          13%          15%          23%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                      2.72%         .70%        2.42%(j)     (.47%)       5.94%        (.44%)
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  79

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR         YEAR       PERIOD
                                                     ENDED        ENDED        ENDED
                                                  AUG. 31,     AUG. 31,     AUG. 31,              YEAR ENDED JUNE 30,
                                                      2008         2007     2006(b)          2006         2005         2004
Net asset value, beginning of period                 $5.15        $5.27        $5.17        $5.35        $5.20        $5.37
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .17(c)       .15(c)       .03          .14          .14          .15
Net gains (losses) (both realized and
 unrealized)                                          (.03)        (.11)         .10         (.17)         .17         (.17)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .14          .04          .13         (.03)         .31         (.02)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.17)        (.16)        (.03)        (.14)        (.14)        (.15)
Distributions from realized gains                       --           --           --         (.01)        (.02)          --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.17)        (.16)        (.03)        (.15)        (.16)        (.15)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $5.12        $5.15        $5.27        $5.17        $5.35        $5.20
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $8           $7           $8           $8           $9           $9
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.75%        1.80%        1.82%(f)     1.77%        1.71%        1.66%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                             1.70%        1.75%        1.74%(f)     1.72%        1.71%        1.66%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.59%        1.60%        1.63%(f)     1.62%        1.61%        1.60%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                 1.54%        1.55%        1.55%(f)     1.57%        1.61%        1.60%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.29%        2.94%        2.84%(f)     2.76%        2.62%        2.84%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                23%          26%           3%          13%          15%          23%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                      2.72%         .70%        2.42%(j)     (.47%)       5.94%        (.44%)
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.



--------------------------------------------------------------------------------
80  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

CLASS A


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR         YEAR       PERIOD
                                                     ENDED        ENDED        ENDED
                                                  AUG. 31,     AUG. 31,     AUG. 31,              YEAR ENDED JUNE 30,
                                                      2008         2007     2006(b)          2006         2005         2004
Net asset value, beginning of period                 $4.93        $5.05        $4.95        $5.18        $5.07        $5.36
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .20(c)       .19(c)       .03          .19          .18          .18
Net gains (losses) (both realized and
 unrealized)                                          (.07)        (.11)         .10         (.18)         .17         (.18)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .13          .08          .13          .01          .35           --
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.20)        (.19)        (.03)        (.19)        (.18)        (.18)
Distributions from realized gains                     (.01)        (.01)          --         (.05)        (.06)        (.11)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.21)        (.20)        (.03)        (.24)        (.24)        (.29)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.85        $4.93        $5.05        $4.95        $5.18        $5.07
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                $53          $58          $63          $63          $73          $79
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.12%        1.18%        1.20%(f)     1.13%        1.02%        1.00%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                              .93%        1.00%         .98%(f)      .98%         .98%         .95%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                      .98%         .97%        1.01%(f)      .96%         .92%         .93%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                  .79%         .79%         .79%(f)      .81%         .88%         .88%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         4.03%        3.81%        3.77%(f)     3.75%        3.47%        3.44%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          28%           7%          17%          30%          36%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                      2.59%        1.53%        2.67%(j)      .20%        7.04%        (.02%)
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  81

CLASS B


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR         YEAR       PERIOD
                                                     ENDED        ENDED        ENDED
                                                  AUG. 31,     AUG. 31,     AUG. 31,              YEAR ENDED JUNE 30,
                                                      2008         2007     2006(b)          2006         2005         2004
Net asset value, beginning of period                 $4.93        $5.05        $4.95        $5.18        $5.07        $5.36
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .16(c)       .15(c)       .03          .15          .14          .14
Net gains (losses) (both realized and
 unrealized)                                          (.07)        (.11)         .10         (.18)         .17         (.18)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .09          .04          .13         (.03)         .31         (.04)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.16)        (.15)        (.03)        (.15)        (.14)        (.14)
Distributions from realized gains                     (.01)        (.01)          --         (.05)        (.06)        (.11)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.17)        (.16)        (.03)        (.20)        (.20)        (.25)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.85        $4.93        $5.05        $4.95        $5.18        $5.07
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $4           $5           $7           $8          $11          $15
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.87%        1.93%        1.95%(f)     1.88%        1.77%        1.76%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                             1.68%        1.76%        1.74%(f)     1.75%        1.74%        1.70%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.73%        1.72%        1.76%(f)     1.71%        1.67%        1.69%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                 1.54%        1.55%        1.55%(f)     1.58%        1.64%        1.63%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.28%        3.05%        2.98%(f)     2.98%        2.70%        2.69%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          28%           7%          17%          30%          36%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                      1.83%         .76%        2.54%(j)     (.55%)       6.23%        (.78%)
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.


--------------------------------------------------------------------------------
82  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

CLASS C


PER SHARE INCOME AND CAPITAL CHANGES(a)
                                                      YEAR         YEAR       PERIOD
                                                     ENDED        ENDED        ENDED
                                                  AUG. 31,     AUG. 31,     AUG. 31,              YEAR ENDED JUNE 30,
                                                      2008         2007     2006(b)          2006         2005         2004
Net asset value, beginning of period                 $4.92        $5.05        $4.95        $5.18        $5.07        $5.36
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                           .16(c)       .15(c)       .03          .15          .14          .14
Net gains (losses) (both realized and
 unrealized)                                          (.06)        (.12)         .10         (.18)         .17         (.18)
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       .10          .03          .13         (.03)         .31         (.04)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                  (.16)        (.15)        (.03)        (.15)        (.14)        (.14)
Distributions from realized gains                     (.01)        (.01)          --         (.05)        (.06)        (.11)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (.17)        (.16)        (.03)        (.20)        (.20)        (.25)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $4.85        $4.92        $5.05        $4.95        $5.18        $5.07
---------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA

Net assets, end of period (in millions)                 $1           $1           $1           $1           $1           $2
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (including interest and
 fee expense)(d),(e)                                 1.87%        1.93%        1.97%(f)     1.89%        1.78%        1.76%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (including interest and
 fee expense)(e),(g),(h)                             1.68%        1.76%        1.74%(f)     1.75%        1.74%        1.70%
---------------------------------------------------------------------------------------------------------------------------
Gross expenses prior to expense
 waiver/reimbursement (excluding interest and
 fee expense)(d)                                     1.73%        1.72%        1.78%(f)     1.72%        1.68%        1.69%
---------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement (excluding interest and
 fee expense)(g),(h)                                 1.54%        1.55%        1.55%(f)     1.58%        1.64%        1.63%
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                         3.28%        3.05%        3.01%(f)     2.99%        2.70%        2.68%
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                31%          28%           7%          17%          30%          36%
---------------------------------------------------------------------------------------------------------------------------
Total return(i)                                      2.04%         .56%        2.54%(j)     (.55%)       6.23%        (.78%)
---------------------------------------------------------------------------------------------------------------------------


(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) For the period from July 1, 2006 to Aug. 31, 2006.
(c) Per share amounts have been calculated using the average shares outstanding method.
(d) Expense ratio is before reduction for earnings and bank fee credits on cash balances.
(e) Ratios include interest and fee expense related to the Fund's participation in certain inverse floater programs. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund's net assets, net asset value per share, total return or net investment income.
(f) Adjusted to an annual basis.
(g) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses.
(h) Expense ratio is before reduction for earnings and bank fee credits on cash balances. Earnings and bank fee credits lowered the expense ratio by 0.01% for the year ended Aug. 31, 2008.
(i) Total return does not reflect payment of a sales charge.
(j) Not annualized.



--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  83

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
RIVERSOURCE CALIFORNIA TAX-EXEMPT TRUST AND RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST:


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of RiverSource California Tax-Exempt Fund of the RiverSource California Tax-Exempt Trust and of RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund (two of the portfolios constituting the RiverSource Special Tax-Exempt Series Trust), (collectively, the Funds) as of August 31, 2008, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Funds for the periods presented through August 31, 2006, were audited by other auditors whose reports dated February 21, 2007 (for RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund) and October 20, 2006, (for RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund), expressed unqualified opinions on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and

--------------------------------------------------------------------------------
84 RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of each of the Funds listed above constituting portfolios within RiverSource California Tax-Exempt Trust and RiverSource Special Tax-Exempt Series Trust at August 31, 2008, the results of their operations for the year then ended, and changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
October 21, 2008


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  85

FEDERAL INCOME TAX INFORMATION  ------------------------------------------------
(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

RiverSource California Tax-Exempt Fund

Fiscal year ended Aug. 31, 2008

INCOME DISTRIBUTIONS -- the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     99.93%

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Aug.
31, 2008 was 12.53%.
CAPITAL GAIN DISTRIBUTION -- the Fund designates $1,233,944 to be taxed as long-term capital gain.
The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


RiverSource Minnesota Tax-Exempt Fund

Fiscal year ended Aug. 31, 2008


INCOME DISTRIBUTIONS -- the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................     98.75%

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Aug.
31, 2008 was 9.74%.

The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.




--------------------------------------------------------------------------------
86  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RiverSource New York Tax-Exempt Fund

Fiscal year ended Aug. 31, 2008

INCOME DISTRIBUTIONS -- the Fund designates the following tax attributes for distributions:
    Exempt-Interest Dividends....................................       100%

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage for Aug.
31, 2008 was 10.45%.
CAPITAL GAIN DISTRIBUTION -- the Fund designates $107,734 to be taxed as long-term capital gain.
The Fund also designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.




--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  87

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board.

The following is a list of the Fund's Board members. Each member oversees 104 RiverSource funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the Board. Under the current Board policy, members may serve until the end of the meeting following their 75th birthday, or the fifteenth anniversary of the first Board meeting they attended as members of the Board, whichever occurs first. This policy does not apply to Ms. Jones who may retire after her 75th birthday.

INDEPENDENT BOARD MEMBERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      2006                  Attorney
Minneapolis, MN 55402
Age 54
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource Funds, 1999-2006; former Governor of  None
901 S. Marquette Ave.      1999                  Minnesota
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      2007                  Leadership (consulting company)
Minneapolis, MN 55402
Age 53
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      2004                  College; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley College
Age 57
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      1985
Minneapolis, MN 55402
Age 73
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      2005                                                                           Insurance
Minneapolis, MN 55402
Age 72
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Board member since    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      2002 and Chair of     College                                                  Inc. (manufactures
Minneapolis, MN 55402      the Board since 2007                                                           irrigation systems)
Age 69

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
88  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      2004                  real estate and asset management company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      2002                  since 2003 (biotechnology); former President, Forester   Pharmaceutical, Inc.
Minneapolis, MN 55402                            Biotech                                                  (biotechnology);
Age 64                                                                                                    Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------


BOARD MEMBER AFFILIATED WITH RIVERSOURCE INVESTMENTS*

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     OTHER
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member since    President -- U.S. Asset Management and Chief Investment  None
53600 Ameriprise           2001,                 Officer, Ameriprise Financial, Inc. and President,
Financial Center           Vice President since  Chairman of the Board and Chief Investment Officer,
Minneapolis, MN 55474      2002                  RiverSource Investments, LLC since 2005; Director,
Age 47                                           President and Chief Executive Officer, Ameriprise
                                                 Certificate Company since 2006; Chairman of the Board,
                                                 Chief Executive Officer and President, RiverSource
                                                 Distributors, Inc. since 2006; Senior Vice
                                                 President -- Chief Investment Officer, Ameriprise
                                                 Financial, Inc. and Chairman of the Board and Chief
                                                 Investment Officer, RiverSource Investments, LLC, 2001-
                                                 2005
------------------------------------------------------------------------------------------------------------------------------


* Interested person by reason of being an officer, director, security holder and/or employee of RiverSource Investments.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; or visiting riversource.com/funds.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  89

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS

NAME,                      POSITION HELD
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Patrick T. Bannigan        President since 2006  Director and Senior Vice President -- Asset Management,
172 Ameriprise Financial                         Products and Marketing, RiverSource Investments, LLC
Center                                           since 2006; Director and Vice President -- Asset
Minneapolis, MN 55474                            Management, Products and Marketing, RiverSource
Age 42                                           Distributors, Inc. since 2006; Managing Director and
                                                 Global Head of Product, Morgan Stanley Investment
                                                 Management, 2004-2006; President, Touchstone
                                                 Investments, 2002-2004
--------------------------------------------------------------------------------------------------------

Michelle M. Keeley         Vice President since  Executive Vice President -- Equity and Fixed Income,
172 Ameriprise Financial   2004                  Ameriprise Financial, Inc. and RiverSource Investments,
Center                                           LLC since 2006; Vice President -- Investments,
Minneapolis, MN 55474                            Ameriprise Certificate Company since 2003; Senior Vice
Age 44                                           President -- Fixed Income, Ameriprise Financial, Inc.,
                                                 2002-2006 and RiverSource Investments, LLC, 2004-2006
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Vice President -- Asset Management and Trust Company
5228 Ameriprise Financial  2006                  Services, RiverSource Investments, LLC since 2006; Vice
Center Minneapolis, MN                           President -- Operations and Compliance, RiverSource
55474                                            Investments, LLC, 2004-2006; Director of Product
Age 42                                           Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since 2002  Vice President -- Investment Accounting, Ameriprise
105 Ameriprise Financial                         Financial, Inc. since 2002; Chief Financial Officer,
Center                                           RiverSource Distributors, Inc. since 2006
Minneapolis, MN 55474
Age 53
--------------------------------------------------------------------------------------------------------

Scott R. Plummer           Vice President,       Vice President and Chief Counsel -- Asset Management,
5228 Ameriprise Financial  General Counsel and   Ameriprise Financial, Inc. since 2005; Chief Counsel,
Center                     Secretary since 2006  RiverSource Distributors, Inc. since 2006; Vice
Minneapolis, MN 55474                            President, General Counsel and Secretary, Ameriprise
Age 49                                           Certificate Company since 2005; Vice President -- Asset
                                                 Management Compliance, Ameriprise Financial, Inc.,
                                                 2004-2005; Senior Vice President and Chief Compliance
                                                 Officer, USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Jennifer D. Lammers        Chief Compliance      U.S. Asset Management Chief Compliance Officer,
172 Ameriprise Financial   Officer since 2006    RiverSource Investments, LLC since 2006;
Center                                           Director -- Mutual Funds, Voyageur Asset Management,
Minneapolis, MN 55474                            2003-2006; Director of Finance, Voyageur Asset
Age 47                                           Management, 2000-2003
--------------------------------------------------------------------------------------------------------

Neysa M. Alecu             Money Laundering      Compliance Director and Anti-Money Laundering Officer,
2934 Ameriprise Financial  Prevention Officer    Ameriprise Financial, Inc. since 2004; Manager Anti-
Center                     since 2004            Money Laundering, Ameriprise Financial, Inc., 2003-
Minneapolis, MN 55474                            2004; Compliance Director and Bank Secrecy Act Officer,
Age 44                                           American Express Centurion Bank, 2000-2003
--------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
90  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

RiverSource Investments, LLC ("RiverSource Investments" or the "investment manager"), a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the RiverSource California Tax-Exempt Fund, RiverSource Minnesota Tax-Exempt Fund and RiverSource New York Tax-Exempt Fund (each a "State Tax-Exempt Fund" and collectively, the "State Tax-Exempt Funds"). Under an investment management services agreement (the "IMS Agreement") RiverSource Investments provides investment advice and other services to the State Tax-Exempt Funds and all RiverSource funds (collectively, the "Funds").

On an annual basis, the State Tax-Exempt Funds' Board of Trustees (the "Board"), including the independent Board members (the "Independent Directors"), consider renewal of the IMS Agreement. RiverSource Investments prepared detailed reports for the Board and its Contracts Committee in March and April 2008, including reports based on data provided by independent organizations to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) reviews information prepared by RiverSource Investments addressing the services RiverSource Investments provides and each State Tax-Exempt Fund's performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts, Investment Review and Compliance Committees in determining whether to continue the IMS Agreement. At the April 9-10, 2008 in-person Board meeting, independent legal counsel to the Independent Directors reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by RiverSource Investments: The Board analyzed various reports and presentations it had received detailing the services performed by RiverSource Investments, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by RiverSource Investments, including, in particular, the continued investment in, and resources dedicated to, the State Tax-Exempt Funds' operations, particularly in the areas of trading systems, new product initiatives, legal and compliance. Further, in connection with the Board's evaluation of the overall package of services provided by RiverSource Investments, the Board considered the quality of the administrative and transfer agency services provided by RiverSource Investments' affiliates to the State Tax-Exempt Funds. The Board also reviewed the financial

--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  91

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued)  ---------------------------------------------------------



condition of RiverSource Investments (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by RiverSource Investments). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality, particularly in light of recent market conditions.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that RiverSource Investments and its affiliates were in a position to continue to provide a high quality and level of services to the State Tax-Exempt Funds.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of each of the State Tax-Exempt Funds. In this regard, the Board considered: (i) detailed reports containing data prepared by an independent organization showing, for various periods, the performance of each State Tax-Exempt Fund, the performance of a benchmark index, the percentage ranking of each State Tax-Exempt Fund among its comparison group and the net assets of each State Tax-Exempt Fund; and (ii) a report detailing each State Tax-Exempt Fund's performance over various periods (including since inception), recent inflows (and outflows) of each State Tax-Exempt Fund and a comparison of each State Tax-Exempt Fund's net assets from December 2006 to December 2007. The Board observed that the investment performance of each State Tax-Exempt Fund was appropriate in light of the particular management style and market conditions involved.

Comparative Fees, Costs of Services Provided and the Profits Realized By RiverSource Investments and its Affiliates from their Relationships with each State Tax-Exempt Fund: The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of each State Tax-Exempt Fund's expenses with median expenses paid by funds in each State Tax-Exempt Fund's peer group, as well as data showing each State Tax-Exempt Fund's contribution to RiverSource Investments' profitability.


--------------------------------------------------------------------------------
92  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

--------------------------------------------------------------------------------


The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund, with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that each of the State Tax-Exempt Fund's total expense ratio (after considering proposed expense caps/waivers) was below its peer group's median expense ratio shown in the reports. Based on its review, the Board concluded that each State Tax-Exempt Fund's management fee was fair and reasonable in light of the extent and quality of services that each State Tax-Exempt Fund receives.

The Board also considered the expected profitability of RiverSource Investments and its affiliates in connection with RiverSource Investments providing investment management services to the State Tax-Exempt Funds. In this regard, the Board referred to a detailed profitability report, discussing the profitability to RiverSource Investments and Ameriprise Financial from managing and operating the State Tax-Exempt Funds, including data showing comparative profitability over the past two years. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the State Tax-Exempt Funds should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by RiverSource Investments as the State Tax-Exempt Funds grow and took note of the extent to which the State Tax-Exempt Funds' shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 10, 2008, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement.


--------------------------------------------------------------------------------
                    RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT  93

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling RiverSource Funds at (888) 791-3380; contacting your financial institution; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
94  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- 2008 ANNUAL REPORT

RIVERSOURCE STATE TAX-EXEMPT FUNDS
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Distributors, Inc., Member FINRA, and managed by RiverSource Investments, LLC. These companies are part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C) 2008 RiverSource Distributors, Inc.                          S-6328 AH (10/08)

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource California Tax-Exempt Trust were as follows:

                      2008 - $26,125     2007 - $24,650

(b) Audit - Related Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for additional professional services rendered in connection with the registrant's semiannual financial statement review for RiverSource California Tax-Exempt Trust were as follows:

                       2008 - $375       2007 - $350

(c) Tax Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for tax compliance related services for RiverSource California Tax-Exempt Trust were as follows:

                      2008 - $3,180      2007 - $3,000

(d) All Other Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP for additional professional services rendered for RiverSource California Tax-Exempt Trust were as follows:

                        2008 - $0        2007 - $0

     (e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2008 and 2007 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended Aug. 31, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                     2008 - $616,755     2007 - $511,430

(h) 100% of the services performed in item (g) above during 2008 and 2007 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

     (a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial

     Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under
     Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

     (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

     (a)(3) Not applicable.

     (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource California Tax-Exempt Trust


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date November 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date November 4, 2008


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date November 4, 2008